                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102

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                               MFS SERIES TRUST VI

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116

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               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                    Date of fiscal year end: October 31, 2002

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                    Date of reporting period: April 30, 2003

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

ITEM 1.  REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 4/30/03

MFS(R) GLOBAL EQUITY FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GLOBAL EQUITY FUND

The fund seeks capital appreciation.

TABLE OF CONTENTS

------------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
------------------------------------------------------
FINANCIAL STATEMENTS                              17
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     32
------------------------------------------------------
TRUSTEES AND OFFICERS                             40
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MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      42
------------------------------------------------------
CONTACT INFORMATION                               43
------------------------------------------------------
ASSET ALLOCATION                                  44

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The period began on a positive note as global equity markets, which had declined sharply over the summer of 2002, rallied in October and November. Investor psychology seemed to turn around, in part because third-quarter 2002 earnings in general were somewhat encouraging. By December, however, markets turned negative again under the pressure of several factors including economic weakness in most developed nations and geopolitical uncertainty in Iraq and North Korea.

Over the next few months, equity markets gave up most or all of their gains from the previous rally. In mid-March, however, another rally began as geopolitical uncertainty decreased with the start of war in Iraq. Rapid military success, followed by a first-quarter U.S. earnings season that was better than many had expected, allowed the rally to continue though the end of the period on April
30. For the six-month period overall, a combination of two rallies and one downturn led to moderately positive overall market performance. In addition, the decline of the U.S. dollar against the euro and other currencies helped U.S. investors in overseas stocks.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
4/30/03

RECKITT BENCKISER PLC                      2.8%
U.K.-based global manufacturer of
household cleaning products
-------------------------------------------------
AIR LIQUIDE SA                             2.7%
French industrial gas firm
-------------------------------------------------
DIAGEO PLC                                 2.6%
U.K.-headquartered beer and premium
spirits conglomerate
-------------------------------------------------
NOVARTIS AG                                2.3%
Swiss pharmaceutical company
-------------------------------------------------
SANOFI-SYNTHELABO SA                       2.1%
French pharmaceutical company
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.

DETRACTORS FROM PERFORMANCE

While the fund outperformed its peer group, as measured by the average global fund tracked by Lipper Inc., the fund underperformed the broad international market as measured by its benchmark, the Morgan Stanley Capital International World Index (the MSCI World Index).

Broadly speaking, we think a significant portion of the market's performance over the period came from sharp rebounds in stocks that had fallen dramatically over the previous year. In our opinion, those earlier declines had been caused by balance sheet issues or poor earnings and/or cash flow outlooks. We did not own many of those stocks because they did not fit our strategy of investing in companies that we believe will deliver above-average earnings growth with reasonable volatility over the longer term. For that reason, we did not participate in some of the market's advance over the period.

More specifically, we were underweighted in technology stocks, compared to the MSCI World Index, and that hurt relative performance as the technology sector rallied. We maintained an underweighted position because our analysts felt, and continued to feel at the end of the period, that technology valuations in general were a bit high and that few stocks in the sector had compelling fundamentals (business factors such as earnings and cash flow growth).

Syngenta and Akzo Nobel, two companies in the basic materials sector, were also important detractors from performance. Stock in Swiss agricultural and chemical firm Syngenta stumbled in February after helping portfolio performance in earlier periods. Company earnings were hurt by competition that put pressure on prices, higher pension fund costs, and a rising euro that lowered the value of U.S. sales when converted back into euros.

Akzo Nobel, a Netherlands-based chemical and pharmaceutical firm, experienced problems with its drug business. As costs grew faster than anticipated, sales of several new products were lower than expected, and the launch of other new products was delayed, the firm's stock declined over the period.

CONTRIBUTORS TO PERFORMANCE

Several individual holdings in the utilities & communications sector helped relative performance. Iberdrola, a Spanish electric utility, appreciated as the company delivered on earnings expectations. BCE, the parent company of Bell Canada, and Spanish telecom firm Telefonica also appreciated on good earnings news.

In the financial services sector, our overweighted position in Australia-based QBE Insurance did well as the company's reinsurance and property & casualty businesses benefited from, in our view, a global trend toward higher policy pricing. In the health care sector, our position in Guidant, a U.S. medical device company, helped performance. Late in the period, we sold our Guidant position because we felt the stock had become fairly valued. Another health care holding that aided performance was Chugai, a Japanese pharmaceutical maker whose fundamentals improved after a 2002 merger with Roche Pharmaceutical's Japanese division.

 /s/ David R. Mannheim

     David R. Mannheim
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/03
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------
 Cumulative
  without
sales charge
--------------

                   Class
     Share       inception
     class         date         6-mo       1-yr      3-yr      5-yr     10-yr
  ----------------------------------------------------------------------------
       A          9/7/93          2.42%   -10.93%   -23.37%    -8.46%  113.09%
  ----------------------------------------------------------------------------
       B         12/29/86         1.98%   -11.62%   -25.10%   -11.89%   96.68%
  ----------------------------------------------------------------------------
       C          1/3/94          1.95%   -11.62%   -25.12%   -11.93%   97.05%
  ----------------------------------------------------------------------------
       I          1/2/97          2.51%   -10.69%   -22.88%    -7.41%  109.54%
  ----------------------------------------------------------------------------
       J          7/9/99          2.07%   -11.51%   -24.97%   -11.55%   97.44%
  ----------------------------------------------------------------------------
       R         12/31/02         2.12%   -11.50%   -24.99%   -11.77%   96.96%
  ----------------------------------------------------------------------------

---------------
Average annual
without sales
    charge
---------------

       A                           --     -10.93%    -8.49%    -1.75%    7.86%
  ----------------------------------------------------------------------------
       B                           --     -11.62%    -9.18%    -2.50%    7.00%
  ----------------------------------------------------------------------------
       C                           --     -11.62%    -9.19%    -2.51%    7.02%
  ----------------------------------------------------------------------------
       I                           --     -10.69%    -8.29%    -1.53%    7.68%
  ----------------------------------------------------------------------------
       J                           --     -11.51%    -9.13%    -2.43%    7.04%
  ----------------------------------------------------------------------------
       R                           --     -11.50%    -9.14%    -2.47%    7.01%
  ----------------------------------------------------------------------------

--------------
Average annual
  with sales
    charge
--------------

  ----------------------------------------------------------------------------
       A                           --     -16.05%   -10.28%    -2.91%    7.22%
  ----------------------------------------------------------------------------
       B                           --     -15.16%   -10.05%    -2.83%    7.00%
  ----------------------------------------------------------------------------
       C                           --     -12.50%    -9.19%    -2.51%    7.02%
  ----------------------------------------------------------------------------
       J                           --     -14.16%   -10.05%    -3.02%    6.71%
  ----------------------------------------------------------------------------
  I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

  Comparative benchmarks

--------------
Average Annual
--------------

  ----------------------------------------------------------------------------
  Average global fund+            1.81%   -16.75%   -14.01%    -3.65%    5.64%
  ----------------------------------------------------------------------------
  MSCI World Index#               3.88%   -14.16%   -14.48%    -3.90%    5.69%
  ----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - A measure of the global stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 4/30/03
------------------------------------------------------------------------------
The Portfolio of Investments is a list of all securities owned by your fund.

Stocks - 96.3%

--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
Foreign Stocks - 63.3%
--------------------------------------------------------------------------------------------------
Australia - 2.6%
--------------------------------------------------------------------------------------------------
News Corporation Ltd. (Media)*                                        791,148           $5,636,044
--------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)*                               1,536,004            8,211,539
--------------------------------------------------------------------------------------------------
                                                                                       $13,847,583
--------------------------------------------------------------------------------------------------
Bermuda - 1.8%
--------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                  290,180           $9,599,155
--------------------------------------------------------------------------------------------------

Canada - 2.8%
--------------------------------------------------------------------------------------------------
BCE, Inc. (Telecommunications)                                        336,392           $6,652,747
--------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                              68,602            3,336,115
--------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oils)                                 75,460            2,516,211
--------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Oils)                                           55,900            2,231,711
--------------------------------------------------------------------------------------------------
                                                                                       $14,736,784
--------------------------------------------------------------------------------------------------
France - 11.9%
--------------------------------------------------------------------------------------------------
Air Liquide SA (Industrial Gases)                                      92,237          $13,992,270
--------------------------------------------------------------------------------------------------
Aventis SA (Pharmaceuticals)                                          108,330            5,511,359
--------------------------------------------------------------------------------------------------
Bouygues SA (Construction)                                            120,480            2,952,288
--------------------------------------------------------------------------------------------------
Cap Gemini SA (Computer Services)                                     115,400            3,596,679
--------------------------------------------------------------------------------------------------
Carrefour SA (Supermarkets)                                           158,630            6,910,650
--------------------------------------------------------------------------------------------------
France Telecom SA (Telecommunications)*                               128,100            2,964,303
--------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA (Pharmaceuticals)                                183,860           10,985,962
--------------------------------------------------------------------------------------------------
Societe Television Francaise 1 SA (Media)                              88,111            2,479,228
--------------------------------------------------------------------------------------------------
STMicroelectronics NV (Electronics)                                   196,030            4,058,510
--------------------------------------------------------------------------------------------------
Total Fina Elf SA, "B" (Oils)                                          78,880           10,361,149
--------------------------------------------------------------------------------------------------
                                                                                       $63,812,398
--------------------------------------------------------------------------------------------------
Germany - 0.8%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                              122,710           $4,097,494
--------------------------------------------------------------------------------------------------

Ireland - 0.8%
--------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                   353,530           $4,110,198
--------------------------------------------------------------------------------------------------

Italy - 0.6%
--------------------------------------------------------------------------------------------------
Snam Rete Gas SpA (Natural Gas - Pipeline)                            876,920           $3,186,005
--------------------------------------------------------------------------------------------------

Japan - 7.3%
--------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                       177,000           $7,166,233
--------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                     537,100            5,639,437
--------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit Cos.)                         134,900            2,543,893
--------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                    208,500            6,917,892
--------------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                         586,000            4,503,906
--------------------------------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)                         64,000            1,913,818
--------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                439,000            4,015,716
--------------------------------------------------------------------------------------------------
Sony Corp. (Electronics)                                               96,400            2,348,257
--------------------------------------------------------------------------------------------------
Takeda Chemical Industries Co. (Pharmaceuticals)                       55,800            2,048,265
--------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcasting)                        187,000            2,197,505
--------------------------------------------------------------------------------------------------
                                                                                       $39,294,922
--------------------------------------------------------------------------------------------------
Mexico - 0.4%
--------------------------------------------------------------------------------------------------
Coca-Cola Femsa SA de CV, ADR (Food & Beverage Products)              108,400           $2,303,500
--------------------------------------------------------------------------------------------------

Netherlands - 4.5%
--------------------------------------------------------------------------------------------------
Akzo Nobel NV (Chemicals)                                             173,100           $3,854,691
--------------------------------------------------------------------------------------------------
Elsevier NV (Publishing)                                              908,990           10,364,836
--------------------------------------------------------------------------------------------------
Unilever NV (Consumer Products)                                       160,500           10,128,430
--------------------------------------------------------------------------------------------------
                                                                                       $24,347,957
--------------------------------------------------------------------------------------------------
Singapore - 1.9%
--------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Financial Institutions)                      744,000           $3,649,115
--------------------------------------------------------------------------------------------------
Haw Par Corporation Ltd. (Banks & Credit Cos.)                         16,516               30,354
--------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)              4,032,000            3,295,975
--------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Cos.)                       543,000            3,183,673
--------------------------------------------------------------------------------------------------
                                                                                       $10,159,117
--------------------------------------------------------------------------------------------------
South Korea - 0.4%
--------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronics)                             7,570           $1,901,070
--------------------------------------------------------------------------------------------------

Spain - 2.7%
--------------------------------------------------------------------------------------------------
Gas Natural SDG SA (Natural Gas - Pipeline)                           112,150           $2,150,139
--------------------------------------------------------------------------------------------------
Iberdrola SA (Utilities - Electric)                                   290,230            4,681,788
--------------------------------------------------------------------------------------------------
Telefonica SA (Telecommunications)                                    675,200            7,480,132
--------------------------------------------------------------------------------------------------
                                                                                       $14,312,059
--------------------------------------------------------------------------------------------------

Switzerland - 7.7%
--------------------------------------------------------------------------------------------------
Nestle SA (Food & Beverage Products)                                   33,083           $6,753,377
--------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                         301,500           11,908,638
--------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)*                                              209,691           10,836,744
--------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                      10,611            6,697,974
--------------------------------------------------------------------------------------------------
UBS AG (Financial Institutions)                                       109,133            5,184,724
--------------------------------------------------------------------------------------------------
                                                                                       $41,381,457
--------------------------------------------------------------------------------------------------
United Kingdom - 17.1%
--------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                     104,000           $4,083,330
--------------------------------------------------------------------------------------------------
BOC Group PLC (Chemicals)*                                            755,540            9,533,757
--------------------------------------------------------------------------------------------------
BP Amoco PLC (Oils)*                                                  911,600            5,780,656
--------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting)                     367,350            3,809,953
--------------------------------------------------------------------------------------------------
Capital Radio PLC (Broadcasting)                                      160,260            1,204,627
--------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                              1,206,512           13,391,239
--------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)*                                295,080            5,917,891
--------------------------------------------------------------------------------------------------
Granada PLC (Broadcasting)*                                         4,531,600            4,946,339
--------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)*                                            1,480,800            5,790,351
--------------------------------------------------------------------------------------------------
Next PLC (Retail)*                                                    397,730            6,001,501
--------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Products)*                            803,340           14,177,556
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*               287,616            7,548,336
--------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)*                            3,513,345            6,939,328
--------------------------------------------------------------------------------------------------
William Hill PLC (Gaming)                                             741,590            2,769,366
--------------------------------------------------------------------------------------------------
                                                                                       $91,894,230
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $338,983,929
--------------------------------------------------------------------------------------------------

U.S. Stocks - 33.0%
--------------------------------------------------------------------------------------------------

Apparel & Manufacturers - 1.0%
--------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       100,440           $5,376,553
--------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 1.8%
--------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                      162,310           $4,359,809
--------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                   92,720            5,305,438
--------------------------------------------------------------------------------------------------
                                                                                        $9,665,247
--------------------------------------------------------------------------------------------------

Business Machines - 1.5%
--------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   237,116           $3,864,991
--------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  49,560            4,207,644
--------------------------------------------------------------------------------------------------
                                                                                        $8,072,635
--------------------------------------------------------------------------------------------------
Business Services - 0.9%
--------------------------------------------------------------------------------------------------
Aramark Corp.*                                                        205,220           $4,711,851
--------------------------------------------------------------------------------------------------

Computer Software - 2.9%
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       182,400           $4,663,968
--------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                             209,810            2,398,128
--------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         222,780            2,646,627
--------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                     246,000            3,697,380
--------------------------------------------------------------------------------------------------
Symantec Corp.*                                                        53,500            2,351,325
--------------------------------------------------------------------------------------------------
                                                                                       $15,757,428
--------------------------------------------------------------------------------------------------
Consumer Products - 0.6%
--------------------------------------------------------------------------------------------------
Alberto Culver Co.                                                     69,000           $3,400,320
--------------------------------------------------------------------------------------------------

Entertainment - 3.3%
--------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                676,000           $9,247,680
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                    193,570            8,402,873
--------------------------------------------------------------------------------------------------
                                                                                       $17,650,553
--------------------------------------------------------------------------------------------------
Financial Institutions - 2.8%
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       151,200           $5,934,600
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              59,890            4,545,651
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             114,940            4,718,287
--------------------------------------------------------------------------------------------------
                                                                                       $15,198,538
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.0%
--------------------------------------------------------------------------------------------------
J.M. Smucker Co.                                                       85,400           $3,098,312
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         177,200            7,669,216
--------------------------------------------------------------------------------------------------
                                                                                       $10,767,528
--------------------------------------------------------------------------------------------------
Industrial Gases - 2.5%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        122,860           $5,291,580
--------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         142,170            8,257,234
--------------------------------------------------------------------------------------------------
                                                                                       $13,548,814
--------------------------------------------------------------------------------------------------

Insurance - 2.0%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                         42,450           $1,604,185
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         144,360            4,147,463
--------------------------------------------------------------------------------------------------
Safeco Corp.                                                           70,380            2,710,334
--------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                    62,190            2,135,605
--------------------------------------------------------------------------------------------------
                                                                                       $10,597,587
--------------------------------------------------------------------------------------------------
Medical & Health Products - 1.3%
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 119,100           $6,712,476
--------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 0.8%
--------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                               145,960           $4,432,805
--------------------------------------------------------------------------------------------------

Oils - 0.7%
--------------------------------------------------------------------------------------------------
ConocoPhillips, Inc.                                                   74,496           $3,747,149
--------------------------------------------------------------------------------------------------

Pharmaceuticals - 2.0%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        69,528           $4,437,277
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          180,440            5,548,530
--------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                  53,900              975,590
--------------------------------------------------------------------------------------------------
                                                                                       $10,961,397
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 1.3%
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.*                                                   273,900           $6,765,330
--------------------------------------------------------------------------------------------------

Retail - 1.7%
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      194,700           $5,476,911
--------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        175,200            3,372,600
--------------------------------------------------------------------------------------------------
                                                                                        $8,849,511
--------------------------------------------------------------------------------------------------
Technology - 0.6%
--------------------------------------------------------------------------------------------------
Waters Corp.*                                                         129,800           $3,116,498
--------------------------------------------------------------------------------------------------

Telecommunications - 2.2%
--------------------------------------------------------------------------------------------------
BellSouth Corp.                                                       281,700           $7,180,533
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          126,300            4,721,094
--------------------------------------------------------------------------------------------------
                                                                                       $11,901,627
--------------------------------------------------------------------------------------------------

Transportation - Services - 1.1%
--------------------------------------------------------------------------------------------------
Fedex Corp.                                                            96,650           $5,787,402
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $177,021,249
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $488,393,407)                                          $516,005,178
--------------------------------------------------------------------------------------------------

Rights
--------------------------------------------------------------------------------------------------
Telefonica SA (Telecommunications)*                                    13,504             $149,603
--------------------------------------------------------------------------------------------------
Total Rights (Identified Cost, $126,465)                                                  $149,603
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 9.2%
--------------------------------------------------------------------------------------------------
CS First Boston Corp., 1.36% due 5/01/03                           44,245,374          $44,245,374
--------------------------------------------------------------------------------------------------
Goldman Sachs & Co., 1.24% due 5/30/03                              5,000,000            5,000,000
--------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                              $49,245,374
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.1%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
Citigroup, Inc., due 5/01/03                                           $2,226           $2,226,000
--------------------------------------------------------------------------------------------------
General Electric Co., due 5/01/03                                      19,933           19,933,000
--------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $22,159,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $559,924,246)                                     $587,559,155
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (9.6)%                                                (51,423,342)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $536,135,813
--------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/03

ASSETS

Investments, at value, including $47,529,876 of
securities on loan (identified cost, $559,924,246)             $587,559,155
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     990,377
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   3,638,583
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 1,945,636
---------------------------------------------------------------------------------------------------
Other assets                                                          6,809
---------------------------------------------------------------------------------------------------
Total assets                                                                           $594,140,560
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                 $4,749
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                2,529,178
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 5,915,464
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       49,245,374
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     13,597
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     1,598
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                        8,158
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    255
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              286,374
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $58,004,747
---------------------------------------------------------------------------------------------------
Net assets                                                                             $536,135,813
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $618,518,304
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                     27,688,348
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                          (109,574,873)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    (495,966)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $536,135,813
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                31,990,358
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                   $309,724,804
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             18,266,864
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $16.96
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.96)                                                $17.99
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $162,374,626
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              9,839,021
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $16.50
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $29,599,839
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,826,415
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $16.21
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $18,563,083
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,084,356
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $17.12
---------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                    $15,766,879
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                967,409
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $16.30
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97X$16.30)                                                   $16.80
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $106,582
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  6,293
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $16.94
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 4/30/03

NET INVESTMENT INCOME (LOSS)

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                        $5,053,604
---------------------------------------------------------------------------------------------------
  Interest                                                            123,211
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (447,630)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $4,729,185
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $2,602,822
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,757
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     264,523
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              375,089
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              811,472
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              147,946
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                               76,628
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                   40
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   29,490
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       220,340
---------------------------------------------------------------------------------------------------
  Printing                                                             37,101
---------------------------------------------------------------------------------------------------
  Postage                                                              73,423
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        19,050
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       483,675
---------------------------------------------------------------------------------------------------
Total expenses                                                     $5,152,356
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (29,369)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $5,122,987
---------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(393,802)
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                        $(25,131,961)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (21,035)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                     $(25,152,996)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
---------------------------------------------------------------------------------------------------
  Investments                                                     $37,119,311
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                39,123
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $37,158,434
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                $12,005,438
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $11,611,636
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS               YEAR
                                                                      ENDED                 ENDED
                                                                     4/30/03              10/31/02
                                                                   (UNAUDITED)

OPERATIONS

Net investment loss                                                    $(393,802)          $(2,099,020)
------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                (25,152,996)          (51,829,093)
------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                  37,158,434            14,913,820
-----------------------------------------------------------         ------------          ------------
Increase (decrease) in net assets from operations                    $11,611,636          $(39,014,293)
-----------------------------------------------------------         ------------          ------------
Net decrease in net assets from fund share transactions             $(20,710,278)         $(43,243,819)
-----------------------------------------------------------         ------------          ------------
Total decrease in net assets                                         $(9,098,642)         $(82,258,112)
-----------------------------------------------------------         ------------          ------------

NET ASSETS

At beginning of period                                              $545,234,455          $627,492,567
------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of
$495,966 and $102,164, respectively)                                $536,135,813          $545,234,455
------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights provide per share amounts and certain ratios to summarize the effect of fund operations and any distributions to a shareholder of each share class.

                                  SIX MONTHS                                        YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS A                          (UNAUDITED)

Net asset value, beginning
of period                         $16.55             $17.58           $22.88           $22.50          $20.35           $20.09
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income (loss)      $0.01                $--+++        $(0.01)           $0.07             $--+++         $0.06
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                           0.40              (1.03)           (3.81)            2.24            3.14             1.35
-----------------------------     ------             ------           ------           ------          ------           ------
Total from investment
operations                         $0.41             $(1.03)          $(3.82)           $2.31           $3.14            $1.41
-----------------------------     ------             ------           ------           ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $--                $--              $--              $--             $--           $(0.11)
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                --                 --            (1.44)           (1.93)          (0.99)           (1.04)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                         --                 --            (0.04)              --              --               --
--------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                 --                 --               --+++            --              --               --
-----------------------------     ------             ------           ------           ------          ------           ------
 Total distributions
 declared to shareholders            $--                $--           $(1.48)          $(1.93)         $(0.99)          $(1.15)
-----------------------------     ------             ------           ------           ------          ------           ------
Net asset value, end of
period                            $16.96             $16.55           $17.58           $22.88          $22.50           $20.35
-----------------------------     ------             ------           ------           ------          ------           ------
Total return (%)(+)                 2.42++            (5.86)          (17.67)           10.39           15.82             7.46
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS A (CONTINUED)              (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                          1.69+              1.62             1.59             1.55            1.59             1.60
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                              0.14+             (0.02)           (0.06)            0.28            0.00             0.28
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    22                 52               72               84              92               64
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $309,725           $322,006         $348,129         $450,481        $384,436         $280,454
--------------------------------------------------------------------------------------------------------------------------------

   +  Annualized.
  ++  Not annualized.
 +++  Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
  ##  Ratios do not reflect expense reductions from certain expense offset arrangements.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS B                          (UNAUDITED)

Net asset value, beginning
of period                         $16.18             $17.31           $22.52           $22.17          $20.21           $19.97
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss              $(0.05)            $(0.14)          $(0.16)          $(0.11)         $(0.09)          $(0.11)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                           0.37              (0.99)           (3.75)            2.21            3.04             1.39
-----------------------------     ------             ------           ------           ------          ------           ------
Total from investment
operations                         $0.32             $(1.13)          $(3.91)           $2.10           $2.95            $1.28
-----------------------------     ------             ------           ------           ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions               $--                $--           $(1.26)          $(1.75)         $(0.99)          $(1.04)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                         --                 --            (0.04)              --              --               --
--------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                 --                 --               --+++            --              --               --
-----------------------------     ------             ------           ------           ------          ------           ------
 Total distributions
 declared to shareholders            $--                $--           $(1.30)          $(1.75)         $(0.99)          $(1.04)
-----------------------------     ------             ------           ------           ------          ------           ------
Net asset value, end of
period                            $16.50             $16.18           $17.31           $22.52          $22.17           $20.21
-----------------------------     ------             ------           ------           ------          ------           ------
Total return (%)                    1.98++            (6.53)          (18.28)            9.60           14.90             6.75
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS B (CONTINUED)              (UNAUDITED)

Financial Highlights - continued

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                          2.44+              2.37             2.34             2.30            2.34             2.35
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.62)+            (0.79)           (0.81)           (0.46)          (0.76)           (0.51)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    22                 52               72               84              92               64
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $162,375           $172,094         $220,855         $301,816        $287,700         $267,886
--------------------------------------------------------------------------------------------------------------------------------

   +  Annualized.
  ++  Not annualized.
 +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements. See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS C                          (UNAUDITED)

Net asset value, beginning
of period                         $15.89             $17.00           $22.16           $21.89          $19.97           $19.78
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss              $(0.05)            $(0.14)          $(0.16)          $(0.11)         $(0.16)          $(0.10)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                           0.37              (0.97)           (3.68)            2.18            3.07             1.34
-----------------------------     ------             ------           ------           ------          ------           ------
Total from investment
operations                         $0.32             $(1.11)          $(3.84)           $2.07           $2.91            $1.24
-----------------------------     ------             ------           ------           ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $--                $--              $--              $--             $--           $(0.01)
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                --                 --            (1.28)           (1.80)          (0.99)           (1.04)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                         --                 --            (0.04)              --              --               --
--------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                 --                 --               --+++            --              --               --
-----------------------------     ------             ------           ------           ------          ------           ------
 Total distributions
 declared to shareholders            $--                $--           $(1.32)          $(1.80)         $(0.99)          $(1.05)
-----------------------------     ------             ------           ------           ------          ------           ------
Net asset value, end of
period                            $16.21             $15.89           $17.00           $22.16          $21.89           $19.97
-----------------------------     ------             ------           ------           ------          ------           ------
Total return (%)                    1.95++            (6.53)          (18.30)            9.62           14.88             6.64
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS C (CONTINUED)              (UNAUDITED)


RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                          2.44+              2.37             2.34             2.30            2.34             2.35
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.62)+            (0.78)           (0.82)           (0.47)          (0.76)           (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    22                 52               72               84              92               64
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $29,600            $31,594          $40,789          $56,755         $47,335          $29,123
--------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements. See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS I                          (UNAUDITED)

Net asset value, beginning
of period                         $16.70             $17.69           $23.04           $22.63          $20.42           $20.14
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income             $0.05              $0.04            $0.02            $0.10           $0.06            $0.11
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                           0.37              (1.03)           (3.83)            2.28            3.14             1.37
-----------------------------     ------             ------           ------           ------          ------           ------
Total from investment
operations                         $0.42             $(0.99)          $(3.81)           $2.38           $3.20            $1.48
-----------------------------     ------             ------           ------           ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $--                $--              $--              $--             $--           $(0.16)
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                --                 --            (1.50)           (1.97)          (0.99)           (1.04)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                         --                 --            (0.04)              --              --               --
--------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                 --                 --               --+++            --              --               --
-----------------------------     ------             ------           ------           ------          ------           ------
 Total distributions
 declared to shareholders            $--                $--           $(1.54)          $(1.97)         $(0.99)          $(1.20)
-----------------------------     ------             ------           ------           ------          ------           ------
Net asset value, end of
period                            $17.12             $16.70           $17.69           $23.04          $22.63           $20.42
-----------------------------     ------             ------           ------           ------          ------           ------
Total return (%)                    2.51++            (5.60)          (17.54)           10.73           16.02             7.78
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                         YEAR ENDED 10/31
                                    ENDED            ---------------------------------------------------------------------------
                                   4/30/03               2002            2001             2000            1999           1998
CLASS I (CONTINUED)              (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                          1.44+              1.37             1.34             1.30            1.34             1.35
--------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.65+              0.23             0.10             0.41            0.26             0.51
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    22                 52               72               84              92               64
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $18,563             $2,325           $2,274           $2,312            $817             $599
--------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements. See notes to financial statements.

Financial Highlights - continued

                                          SIX MONTHS                       YEAR ENDED 10/31
                                             ENDED            --------------------------------------------       PERIOD ENDED
                                            4/30/03               2002            2001             2000            10/31/99*
CLASS J                                   (UNAUDITED)

Net asset value, beginning of period          $15.97               $17.08            $22.36           $22.21           $22.55
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss                          $(0.05)              $(0.13)           $(0.15)          $(0.06)          $(0.10)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                       0.38                (0.98)            (3.71)            2.19            (0.24)
----------------------------------------      ------               ------            ------           ------           ------
Total from investment operations               $0.33               $(1.11)           $(3.86)           $2.13           $(0.34)
----------------------------------------      ------               ------            ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on investments
 and foreign currency transactions               $--                  $--            $(1.38)          $(1.98)             $--
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                     --                   --             (0.04)              --               --
--------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                             --                   --                --+++            --               --
----------------------------------------      ------               ------            ------           ------           ------
 Total distributions declared to
 shareholders                                    $--                  $--            $(1.42)          $(1.98)             $--
----------------------------------------      ------               ------            ------           ------           ------
Net asset value, end of period                $16.30               $15.97            $17.08           $22.36           $22.21
----------------------------------------      ------               ------            ------           ------           ------
Total return (%)(+)                             2.07++              (6.50)           (18.29)            9.55            (1.51)++
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                       YEAR ENDED 10/31
                                             ENDED            --------------------------------------------       PERIOD ENDED
                                            4/30/03               2002            2001             2000           10/31/99(7)
CLASS J (CONTINUED)                       (UNAUDITED)


RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                      2.39+                2.32              2.29             2.25             2.37+
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (0.58)+              (0.73)            (0.78)           (0.27)           (1.34)+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                22                   52                72               84               92
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $15,767              $17,215           $15,446          $20,540             $724
--------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  * For the period from the inception of Class J shares, July 9, 1999, through October 31, 1999.

See notes to financial statements.

Financial Highlights - continued

                                                                                      PERIOD ENDED
                                                                                        4/30/03*
CLASS R                                                                               (UNAUDITED)

Net asset value, beginning of period                                                      $16.67
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                                    $0.06
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.21
--------------------------------------------------------------------------------------    --------
Total from investment operations                                                           $0.27
--------------------------------------------------------------------------------------    --------
Net asset value, end of period                                                            $16.94
--------------------------------------------------------------------------------------    --------
Total return (%)                                                                            1.56++
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                                  1.94+
--------------------------------------------------------------------------------------------------
Net investment income                                                                       1.15+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            22
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                   $107
--------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.
 * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service.

All other securities, other than short-term obligations, in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices.

Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations.

Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $27,409 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $1,960 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                                   10/31/02           10/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                       $--        $25,532,438
--------------------------------------------------------------------------------
  Long-term capital gain                                 --         24,740,951
--------------------------------------------------------------------------------
                                                        $--        $50,273,389
--------------------------------------------------------------------------------
  Tax return of capital                                  --              4,529
--------------------------------------------------------------------------------
Total distributions declared                            $--        $50,277,918
--------------------------------------------------------------------------------

During the year ended October 31, 2002, accumulated net investment loss decreased by $2,088,491, accumulated net realized loss on investments and foreign currency transactions decreased by $313,082 and paid-in capital decreased by $2,401,573 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of October 31, 2002, the components of accumulated losses on a tax basis were as follows:

  Capital loss carryforward                                   $(83,539,554)
  ---------------------------------------------------------------------------
  Unrealized loss                                              (10,352,409)
  ---------------------------------------------------------------------------
  Other temporary differences                                     (102,164)
  ---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009 ($30,917,784) and October 31, 2010 ($52,621,770).

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

     First $1 billion of average net assets                       1.00%
     ------------------------------------------------------------------
     Next $1.5 billion of average net assets                      0.85%
     ------------------------------------------------------------------

The investment adviser has voluntarily agreed to reduce its management fee to 0.90% of the fund's average net assets in excess of $800 million up to $1 billion and to 0.75% of the fund's average net assets in excess of $2.5 billion. This voluntary reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended April 30, 2003 were 1.00% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net decrease of $13,698 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $2,672 for inactive Trustees for the six months ended April 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                            0.0175%
    -------------------------------------------------------------------
    Next $2.5 billion                                           0.0130%
    -------------------------------------------------------------------
    Next $2.5 billion                                           0.0005%
    -------------------------------------------------------------------
    In excess of $7 billion                                     0.0000%
    -------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $15,227 for the six months ended April 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                     CLASS A  CLASS B  CLASS C CLASS J CLASS R

Distribution Fee                       0.10%    0.75%    0.75%   0.70%   0.25%
--------------------------------------------------------------------------------
Service Fee                            0.25%    0.25%    0.25%   0.25%   0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                0.35%    1.00%    1.00%   0.95%   0.50%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended April 30, 2003, amounted to:

                                     CLASS A  CLASS B  CLASS C

Service Fee Retained by MFD           $6,362   $1,188      $43
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2003, were as follows:

                                     CLASS A  CLASS B  CLASS C CLASS J CLASS R

Total Distribution Plan                0.25%    1.00%    1.00%   0.95%   0.50%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the fund may determine.

Class J shares are available for distribution through The Mizuho Bank Ltd. ("Mizuho Bank") and its network of financial intermediaries. Mizuho Bank also serves as the fund's agent securities company in Japan and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho Bank all of the service fee and all of the distribution fee attributable to Class J shares. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to the Mizuho Bank to cover its services as the fund's agent securities company.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2003, were as follows:

                                     CLASS A  CLASS B  CLASS C

Contingent Deferred Sales
Charges Imposed                       $5,969 $115,462   $3,879
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $113,784,811 and $136,524,900, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                             $560,806,569
--------------------------------------------------------------------------------
Gross unrealized appreciation                               $58,941,272
--------------------------------------------------------------------------------
Gross unrealized depreciation                               (32,188,686)
--------------------------------------------------------------------------------
Net unrealized appreciation                                 $26,752,586
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ended                    Year ended
                                                   4/30/03                          10/31/02
                                           SHARES          AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                                4,330,734      $70,292,031       12,574,948      $225,899,641
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (5,515,044)     (90,143,581)     (12,925,159)     (228,414,522)
---------------------------------------------------------------------------------------------------------
Net decrease                              (1,184,310)    $(19,851,550)        (350,211)      $(2,514,881)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  815,745      $12,973,840        1,846,934       $32,706,309
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,614,531)     (25,490,667)      (3,968,289)      (69,490,614)
---------------------------------------------------------------------------------------------------------
Net decrease                                (798,786)    $(12,516,827)      (2,121,355)     $(36,784,305)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  165,954       $2,598,897          456,602        $8,056,668
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (328,470)      (5,105,535)        (867,502)      (15,002,377)
---------------------------------------------------------------------------------------------------------
Net decrease                                (162,516)     $(2,506,638)        (410,900)      $(6,945,709)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                1,219,394      $20,322,174           50,270          $921,915
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (274,290)      (4,549,060)         (39,572)         (721,750)
---------------------------------------------------------------------------------------------------------
Net increase                                 945,104      $15,773,114           10,698          $200,165
---------------------------------------------------------------------------------------------------------

CLASS J SHARES
Shares sold                                   36,891         $559,987          321,433        $5,372,013
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (147,307)      (2,268,525)        (147,882)       (2,571,102)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (110,416)     $(1,708,538)          173,551        $2,800,911
---------------------------------------------------------------------------------------------------------

                                                 Period ended
                                                   4/30/03*
                                           SHARES          AMOUNT

CLASS R SHARES

Shares sold                                   10,244         $163,890
------------------------------------------------------------------------
Shares reacquired                             (3,951)         (63,729)
------------------------------------------------------------------------
Net increase                                   6,293         $100,161
------------------------------------------------------------------------
* For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended April 30, 2003, was $1,746. The fund had no significant borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services                         Massachusetts Financial Services Company, Vice
Company, Chairman                                        President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)

JOHN W. BALLEN (born 09/12/59)                           RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Executive Vice President and Chief Financial
Assistant Secretary and Assistant Clerk                  Officer, General Manager, Mutual Funds (prior to
Massachusetts Financial Services Company, Senior         September 2000)
Vice President and Associate General Counsel
                                                         ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
STEPHEN E. CAVAN (born 11/06/53)                         Massachusetts Financial Services Company, Vice
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHANIE A. DESISTO (born 10/01/53)                     Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the
Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------------------------------------

                                                         PORTFOLIO MANAGER
INVESTMENT ADVISER                                       David R. Mannheim(1)
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741               CUSTODIANS
                                                         State Street Bank and Trust Company
                                                         225 Franklin Street, Boston, MA 02110
DISTRIBUTOR
MFS Fund Distributors, Inc.                              JP Morgan Chase Manhattan Bank
500 Boylston Street, Boston, MA 02116-3741               One Chase Manhattan Plaza
                                                         New York, NY 10081

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information       Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information       1-800-225-2606      8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------
Speech- or
hearing-impaired          1-800-637-6576      9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------
Shares prices, account    1-800-MFS-TALK
balances exchanges or    (1-800-637-8255)
stock and bond outlooks   touch-tone required 24 hours a day, 365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)

500 Boylston Street
Boston, MA 02116-3741



(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              LGE-SEM-6/03 61.1M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 4/30/03

MFS(R) GLOBAL TOTAL RETURN FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GLOBAL TOTAL RETURN FUND

The fund seeks total return by providing above average income (compared to a portfolio invested entirely in equity securities) and opportunities for growth of capital and income.

TABLE OF CONTENTS
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
------------------------------------------------------
FINANCIAL STATEMENTS                              25
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     39
------------------------------------------------------
TRUSTEES AND OFFICERS                             48
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      50
------------------------------------------------------
CONTACT INFORMATION                               51
------------------------------------------------------
ASSET ALLOCATION                                  52



--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman
MFS Investment Management

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT
For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR
o    global asset management expertise across all asset classes
o    time-tested money management process for pursuing consistent results
o    full spectrum of investment products backed by MFS Original Research(R)
o    resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY
Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:
o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o    analyzing financial statements and balance sheets
o    talking extensively with companies' customers and competitors
o    developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

The portfolio recorded positive relative performance for the period, although the equity portion of the fund underperformed its benchmarks slightly. We believe that a major reason for the underperformance of the equity portion of the portfolio versus its benchmark was its conservative positioning. This conservative bias, in both stocks and bonds, has aided fund performance in the past. We do not invest to any major extent in less-developed markets and have benefited from our primary regional focus on the United States and Europe. Also, we favor higher-quality companies in industries that we believe tend to hold up better under volatile economic conditions. These are market sectors where we have historically found more reliable and predictable earnings and cash flows.

POSITIVE EQUITY PERFORMERS
Financial services was our largest sector weighting and represented approximately 14% of the equity portion of the fund at the end of period, which was slightly underweight versus the MSCI World Index. Despite being underweighted in the sector, strong stock selection in the banking and insurance industries greatly helped performance.


-------------------------------------------------
TOP 5 STOCK HOLDINGS
4/30/03

BP AMOCO PLC                               1.4%
Crude oil, natural gas, and petroleum
products
-------------------------------------------------
TOTAL FINA S.A.                            1.3%
French oil company
-------------------------------------------------
REED ELSEVIER PLC                          1.0%
Publishing and information business
-------------------------------------------------
BANK OF AMERICA CORP.                      1.0%
Consumer and commercial banking
services
-------------------------------------------------
EXXONMOBIL CORP.                           1.0%
Crude oil, natural gas, and petroleum
products
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.


Financial services were previously under significant pressure because of rising credit costs and fear of balance sheet write-offs, given concerns over corporate balance sheets.

Property and casualty insurance companies fared well during the period, and our overweight holdings in MetLife and the QBE Insurance Company of Australia greatly helped the fund's performance.

Insurance companies maintain large investment portfolios, taking money in from policyholders and investing the money. As a result, these companies are very leveraged to the health of the equity markets. As the equity market improved during the period, so did the standings of many insurance companies.

The portfolio's overweighted position in utilities and communications also helped us during the period. Specifically our holdings in natural gas distribution companies helped the fund, led by the performance of Snam Rete Gas of Italy and Tokyo Gas of Japan.

POSITIVE FIXED INCOME PERFORMERS
Our overweight positions in Euro-bloc bonds and currency, as well as in certain "dollar-bloc" bonds and currencies (e.g., Australia, New Zealand, Canada), benefited the fund, particularly given the U.S. dollar weakness against those currencies.

EQUITY DETRACTORS
Basic materials holdings detracted from performance during the period. While the sector as a whole did well, several of the fund's key holdings did poorly. In particular Syngenta, a Swiss agro-chemical company, disappointed on weakening trends in the agricultural industry.

We also had weak performance from Dutch pharmaceutical company Akzo-Nobel, which struggled over product issues and increased balance sheet concerns.

Our overweight position in the consumer staples sector hurt the fund, as that sector trailed the MSCI World benchmark. Specifically, our overweight positions in Shiseido, a Japanese cosmetics company, and the Altria Group, hurt performance. Altria, the new name for Philip Morris, struggled over continued litigation concerns.

FIXED INCOME DETRACTORS
We were too early in reducing our U.S. Treasury exposure, underestimating the strong technical bid against a backdrop of persistent U.S. economic weakness and the easing bias of the Federal Reserve.


/s/ Steven R. Gorham                    /s/ Barnaby Wiener
Steven R. Gorham                        Barnaby Wiener
Portfolio Manager                       Portfolio Manager

/s/ Matthew W. Ryan
Matthew W. Ryan
Portfolio Manager


Note to shareholders: Effective January 15, 2003, Barnaby Wiener became a manager of the fund. Prior to May 1, 2003, Frederick J. Simmons also co-managed the fund.


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

Cumulative without sales charge

                      Class
     Share          inception
     class            date            6-mo                1-yr          3-yr          5-yr           10-yr

       A             9/4/90           5.96%               2.02%        -1.13%         13.11%        120.90%
-----------------------------------------------------------------------------------------------------------
       B             9/7/93           5.55%               1.35%        -3.08%          9.42%        107.12%
-----------------------------------------------------------------------------------------------------------
       C             1/3/94           5.53%               1.35%        -3.05%          9.46%        107.95%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97           6.13%               2.36%        -0.08%         15.23%        126.14%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02          5.96%               2.02%        -1.13%         13.11%        120.90%

Average annual without sales charge

       A                                --                2.02%        -0.38%          2.49%          8.25%
-----------------------------------------------------------------------------------------------------------
       B                                --                1.35%        -1.04%          1.82%          7.55%
-----------------------------------------------------------------------------------------------------------
       C                                --                1.35%        -1.03%          1.82%          7.60%
-----------------------------------------------------------------------------------------------------------
       I                                --                2.36%        -0.03%          2.88%          8.50%
-----------------------------------------------------------------------------------------------------------
       R                                --                2.02%        -0.38%          2.49%          8.25%

Average annual with sales charge

       A                               --                -2.82%        -1.98%          1.50%          7.72%
-----------------------------------------------------------------------------------------------------------
       B                               --                -2.65%        -1.94%          1.51%          7.55%
-----------------------------------------------------------------------------------------------------------
       C                               --                 0.35%        -1.03%          1.82%          7.60%

I and R Class shares do not have a sales charge. Please see Notes to Performance
Summary for more details.


Average Annual

Comparative benchmarks                6-mo               1-yr           3-yr           5-yr           10-yr

Average global flexible fund+         4.72%              -7.77%        -6.00%         -0.33%          6.83%
-----------------------------------------------------------------------------------------------------------
Lipper Global Flexible Fund
Index+                                4.34%              -6.06%        -5.88%          0.25%          6.18%
-----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                                4.47%             -13.30%       -12.96%         -2.42%          9.66%
-----------------------------------------------------------------------------------------------------------
60% MSCI World Index/
40% J.P. Morgan Global
Government Bond Index#                6.17%              -0.70%        -5.48%          0.25%          6.03%


Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.


INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - A commonly used measure of the broad U.S. stock market.

60% MSCI WORLD INDEX/40% J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX - A customized index composed of the MSCI World Index, which measures the performance of stock markets of developed countries, and the J.P. Morgan Global Government Bond Index, which measures the performance of the government bond markets around the world.

LIPPER GLOBAL FLEXIBLE FUND INDEX - Measures the performance of funds that allocate their investments across various asset classes.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited ) 4/30/03
--------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 57.8%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
Foreign Stocks - 31.4%
----------------------------------------------------------------------------------------------------
Australia - 1.0%
----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks &
Credit Cos.)*                                                         102,379           $1,195,265
----------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)*                                 402,530            2,151,941
----------------------------------------------------------------------------------------------------
                                                                                        $3,347,206
----------------------------------------------------------------------------------------------------
Austria - 0.2%
----------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                            7,200             $570,666
----------------------------------------------------------------------------------------------------

Bermuda - 0.1%
----------------------------------------------------------------------------------------------------
Accenture Ltd. (Business Services)*                                    14,500             $232,290
----------------------------------------------------------------------------------------------------

Canada - 1.1%
----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Forest & Paper Products)                   57,100             $399,700
----------------------------------------------------------------------------------------------------
Alcan, Inc. (Metals)                                                   15,200              445,968
----------------------------------------------------------------------------------------------------
BCE, Inc. (Telecommunications)                                         34,170              677,249
----------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                              35,347            1,718,925
----------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                         15,000              491,908
----------------------------------------------------------------------------------------------------
                                                                                        $3,733,750
----------------------------------------------------------------------------------------------------
Denmark - 0.7%
----------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                     121,690           $2,345,725
----------------------------------------------------------------------------------------------------

France - 3.8%
----------------------------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                                         24,880           $1,265,786
----------------------------------------------------------------------------------------------------
Carrefour S.A. (Supermarket)                                           20,600              897,430
----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications)*                              27,100              626,877
----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                     41,110            2,456,396
----------------------------------------------------------------------------------------------------
Schneider Electric S.A. (Machinery)                                    17,322              821,433
----------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Television)                            55,932            1,573,790
----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                  47,730              988,179
----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Oils)                                            70,120            4,606,884
----------------------------------------------------------------------------------------------------
                                                                                       $13,236,775
----------------------------------------------------------------------------------------------------
Germany - 1.7%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                               57,400           $1,916,683
----------------------------------------------------------------------------------------------------
Deutsche Post AG (Transportation)                                      48,190              575,888
----------------------------------------------------------------------------------------------------
Fresenius AG (Medical & Health Products)                                4,200              187,572
----------------------------------------------------------------------------------------------------
Linde AG (Engineering)                                                 26,580            1,003,138
----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                 1,671              616,444
----------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                          34,600            1,545,240
----------------------------------------------------------------------------------------------------
                                                                                        $5,844,965
----------------------------------------------------------------------------------------------------
Hong Kong - 0.2%
----------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings Ltd. (Utilities - Electric)               169,000             $682,605
----------------------------------------------------------------------------------------------------

Ireland - 0.9%
----------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                 155,770           $1,924,196
----------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                   112,360            1,306,316
----------------------------------------------------------------------------------------------------
                                                                                        $3,230,512
----------------------------------------------------------------------------------------------------
Italy - 0.3%
----------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas)*                                           344,900           $1,253,083
----------------------------------------------------------------------------------------------------

Japan - 3.8%
----------------------------------------------------------------------------------------------------
Brother Industries, Ltd. (Business Machines)                          170,000           $1,143,805
----------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                        56,000            2,267,283
----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       44,000              461,991
----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Financial Institutions)                       27,400              516,699
----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                     53,600            1,778,412
----------------------------------------------------------------------------------------------------
KDDI Corp. (Telecommunications)                                           212              644,637
----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Electronics)                          53,000              581,420
----------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Utilities -
Telephone)                                                                 87              305,468
----------------------------------------------------------------------------------------------------
Nissin Food Products Co., Ltd. (Food & Beverage Products)              12,900              281,730
----------------------------------------------------------------------------------------------------
Secom Co., Ltd. (Consumer Goods & Services)                            14,300              333,927
----------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                141,000            1,289,786
----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcasting)                         36,000              423,049
----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                             761,000            2,480,202
----------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Forest & Paper Products)                              22,230              886,959
----------------------------------------------------------------------------------------------------
                                                                                       $13,395,368
----------------------------------------------------------------------------------------------------
Mexico - 0.1%
----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de CV, ADR (Telecommunications)               15,610             $471,578
----------------------------------------------------------------------------------------------------

Netherlands - 1.5%
----------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Chemicals)                                            48,360           $1,076,908
----------------------------------------------------------------------------------------------------
Euronext N.V. (Financial Institutions)*                                30,600              677,314
----------------------------------------------------------------------------------------------------
Fugro N.V. (Special Products & Services)*                              10,100              410,420
----------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Telecommunications)                      36,110              240,590
----------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
(Electronics)                                                          57,100            1,064,081
----------------------------------------------------------------------------------------------------
Unilever N.V. (Food & Beverage Products)                               14,980              945,320
----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                      30,506              886,670
----------------------------------------------------------------------------------------------------
                                                                                        $5,301,303
----------------------------------------------------------------------------------------------------
New Zealand - 0.2%
----------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand, Ltd. (Telecommunications)*              265,900             $712,868
----------------------------------------------------------------------------------------------------

Norway - 0.3%
----------------------------------------------------------------------------------------------------
Storebrand ASA (Insurance)                                            237,200             $967,235
----------------------------------------------------------------------------------------------------

Singapore - 0.1%
----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)                377,000             $308,180
----------------------------------------------------------------------------------------------------

South Korea - 0.2%
----------------------------------------------------------------------------------------------------
Korea Tobacco & Ginseng Corp., GDR (Tobacco)*##                        98,420             $753,336
----------------------------------------------------------------------------------------------------

Spain - 2.4%
----------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                127,690           $3,297,403
----------------------------------------------------------------------------------------------------
Gas Natural SDG S.A. (Gas)                                             29,410              563,848
----------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                 133,750            2,157,562
----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                  221,616            2,455,150
----------------------------------------------------------------------------------------------------
                                                                                        $8,473,963
----------------------------------------------------------------------------------------------------
Switzerland - 3.8%
----------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                       15,700             $709,948
----------------------------------------------------------------------------------------------------
Credit Suisse Group (Financial Institutions)                           17,700              423,389
----------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                                 800              310,078
----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                 14,864            3,034,253
----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                                73,300            2,895,201
----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)*                                               63,791            3,296,692
----------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                         780              492,359
----------------------------------------------------------------------------------------------------
UBS AG (Financial Institutions)                                        41,683            1,980,289
----------------------------------------------------------------------------------------------------
                                                                                       $13,142,209
----------------------------------------------------------------------------------------------------
United Kingdom - 9.0%
----------------------------------------------------------------------------------------------------
AstraZeneca PLC (Medical & Health Products)                            48,300           $1,896,393
----------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                    141,200              722,627
----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                              126,196            4,863,594
----------------------------------------------------------------------------------------------------
BT Group PLC (Telecommunications)*                                    147,900              423,991
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Beverage Products)*                     176,590              984,234
----------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                                297,149            3,298,097
----------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceutical)*                                  66,703            1,337,742
----------------------------------------------------------------------------------------------------
Granada Compass PLC (Media)*                                          203,700              222,343
----------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)*                                  44,400              743,463
----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                             65,200              391,550
----------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)*                                              264,300            1,033,488
----------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks & Credit Cos.)*                           107,370              706,614
----------------------------------------------------------------------------------------------------
Marks & Spencer Group PLC (Retail)*                                    86,318              402,411
----------------------------------------------------------------------------------------------------
NEXT PLC (Retail)*                                                     68,980            1,040,866
----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                    142,148            2,508,665
----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                        456,910            3,646,371
----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*               108,928            2,858,760
----------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical & Health Products)*                        38,900              259,583
----------------------------------------------------------------------------------------------------
Unilever PLC (Consumer Products)                                      129,900            1,277,656
----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)*                              951,694            1,879,723
----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                 12,700              396,113
----------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                            46,400              330,409
----------------------------------------------------------------------------------------------------
                                                                                       $31,224,693
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $109,228,310
----------------------------------------------------------------------------------------------------

U.S. Stocks - 26.4%
----------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%
----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  8,600             $756,370
----------------------------------------------------------------------------------------------------

Apparel & Textiles - 0.1%
----------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                         8,500             $455,005
----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 2.3%
----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  48,240           $3,572,172
----------------------------------------------------------------------------------------------------
Comerica, Inc.                                                         11,000              478,610
----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                            47,700            1,265,004
----------------------------------------------------------------------------------------------------
National City Corp.                                                    20,400             $611,184
----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                   15,300              875,466
----------------------------------------------------------------------------------------------------
Wachovia Corp.                                                         31,500            1,203,615
----------------------------------------------------------------------------------------------------
                                                                                        $8,006,051
----------------------------------------------------------------------------------------------------
Business Machines - 0.5%
----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    81,310           $1,325,353
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   6,160              522,984
----------------------------------------------------------------------------------------------------
                                                                                        $1,848,337
----------------------------------------------------------------------------------------------------
Business Services - 0.1%
----------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                         9,100             $306,033
----------------------------------------------------------------------------------------------------

Chemicals - 1.7%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                         54,340           $2,340,424
----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                       54,400            1,775,616
----------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                   16,500              800,415
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          16,650              967,032
----------------------------------------------------------------------------------------------------
                                                                                        $5,883,487
----------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 0.2%
----------------------------------------------------------------------------------------------------
Intel Corp.                                                            31,200             $574,080
----------------------------------------------------------------------------------------------------

Computer Software - 0.3%
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        47,600           $1,217,132
----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.7%
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   14,400             $716,688
----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   18,480            1,660,428
----------------------------------------------------------------------------------------------------
                                                                                        $2,377,116
----------------------------------------------------------------------------------------------------
Container, Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                         32,800             $461,496
----------------------------------------------------------------------------------------------------

Electronics - 0.2%
----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                35,100             $648,999
----------------------------------------------------------------------------------------------------

Entertainment - 0.7%
----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                 30,600             $418,608
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                     29,000            1,258,890
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        36,300              677,358
----------------------------------------------------------------------------------------------------
                                                                                        $2,354,856
----------------------------------------------------------------------------------------------------
Financial Institutions - 3.3%
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        80,800           $3,171,400
----------------------------------------------------------------------------------------------------
Fannie Mae                                                             22,500            1,628,775
----------------------------------------------------------------------------------------------------
Freddie Mac                                                            27,860            1,613,094
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              19,530            1,482,327
----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                 77,700            2,055,165
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              35,570            1,460,148
----------------------------------------------------------------------------------------------------
                                                                                       $11,410,909
----------------------------------------------------------------------------------------------------
Food & Beverage Products - 1.9%
----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                              20,700           $1,032,516
----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                            105,000            1,163,400
----------------------------------------------------------------------------------------------------
Del Monte Foods Co.*                                                    8,788               69,864
----------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                         22,200              663,336
----------------------------------------------------------------------------------------------------
Kellogg Co.                                                            85,500            2,799,270
----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          19,400              839,632
----------------------------------------------------------------------------------------------------
                                                                                        $6,568,018
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------------
International Paper Co.                                                15,500             $554,125
----------------------------------------------------------------------------------------------------

Gaming & Hotels - 0.1%
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                      15,500             $440,510
----------------------------------------------------------------------------------------------------

Insurance - 1.8%
----------------------------------------------------------------------------------------------------
Allstate Corp.                                                         28,400           $1,073,236
----------------------------------------------------------------------------------------------------
American International Group, Inc.                                     11,100              643,245
----------------------------------------------------------------------------------------------------
Gallagher (Arthur Jr.) & Co.                                           22,700              567,273
----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                 8,400              342,384
----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          82,860            2,380,568
----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                    15,830              543,602
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                      47,900              777,417
----------------------------------------------------------------------------------------------------
                                                                                        $6,327,725
----------------------------------------------------------------------------------------------------
Machinery - 1.1%
----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                      16,600             $873,160
----------------------------------------------------------------------------------------------------
Deere & Co.                                                            68,300            3,007,249
----------------------------------------------------------------------------------------------------
                                                                                        $3,880,409
----------------------------------------------------------------------------------------------------

Medical & Health Products - 1.8%
----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                               3,000             $121,890
----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        35,840            2,287,309
----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                  30,700            1,730,252
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                           69,000            2,121,750
----------------------------------------------------------------------------------------------------
                                                                                        $6,261,201
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.1%
----------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                13,100             $397,847
----------------------------------------------------------------------------------------------------

Metals & Minerals - 0.5%
----------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                            56,800           $1,302,424
----------------------------------------------------------------------------------------------------
Phelps Dodge Corp.*                                                    15,100              470,969
----------------------------------------------------------------------------------------------------
                                                                                        $1,773,393
----------------------------------------------------------------------------------------------------
Oil Services - 1.0%
----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                     15,900             $445,200
----------------------------------------------------------------------------------------------------
ConocoPhillips                                                         22,300            1,121,690
----------------------------------------------------------------------------------------------------
Halliburton Co.                                                        21,410              458,388
----------------------------------------------------------------------------------------------------
Noble Corp.*                                                           20,400              631,380
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      19,400              813,442
----------------------------------------------------------------------------------------------------
                                                                                        $3,470,100
----------------------------------------------------------------------------------------------------
Oils - 1.3%
----------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                6,300             $279,720
----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      8,000              378,000
----------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                       94,340            3,320,768
----------------------------------------------------------------------------------------------------
Unocal Corp.                                                           15,800              437,660
----------------------------------------------------------------------------------------------------
                                                                                        $4,416,148
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------------
Schering - Plough Corp.                                                50,600             $915,860
----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                      26,740           $2,024,753
----------------------------------------------------------------------------------------------------
Tribune Co.                                                            12,400              607,352
----------------------------------------------------------------------------------------------------
                                                                                        $2,632,105
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.1%
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                          14,900             $399,916
----------------------------------------------------------------------------------------------------

Retail - 1.0%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                              43,100           $1,043,451
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                       14,900              419,137
----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                      22,140              971,724
----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                   15,700              444,938
----------------------------------------------------------------------------------------------------
Target Corp.                                                           20,600              688,864
----------------------------------------------------------------------------------------------------
                                                                                        $3,568,114
----------------------------------------------------------------------------------------------------
Special Products & Services - 0.3%
----------------------------------------------------------------------------------------------------
3M Co.                                                                  7,340             $925,134
----------------------------------------------------------------------------------------------------

Supermarkets - 0.6%
----------------------------------------------------------------------------------------------------
Kroger Co.*                                                           107,200           $1,532,960
----------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                         35,400              588,348
----------------------------------------------------------------------------------------------------
                                                                                        $2,121,308
----------------------------------------------------------------------------------------------------
Telecommunications - 1.4%
----------------------------------------------------------------------------------------------------
AT&T Corp.                                                             29,720             $506,726
----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                        89,410            2,279,061
----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                         59,500              470,645
----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                               39,800              929,728
----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                           19,600              732,648
----------------------------------------------------------------------------------------------------
                                                                                        $4,918,808
----------------------------------------------------------------------------------------------------
Tobacco - 0.8%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     87,430           $2,689,347
----------------------------------------------------------------------------------------------------

Transportation - 0.1%
----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                             3,540             $219,905
----------------------------------------------------------------------------------------------------

Utilities - Electric - 0.6%
----------------------------------------------------------------------------------------------------
Energy East Corp.                                                      25,400             $462,788
----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                         8,100              493,047
----------------------------------------------------------------------------------------------------
Keyspan Corp.                                                           7,600              257,412
----------------------------------------------------------------------------------------------------
NSTAR Co.                                                              13,700              591,840
----------------------------------------------------------------------------------------------------
PPL Corp.                                                               5,660              204,892
----------------------------------------------------------------------------------------------------
TXU Corp.                                                              11,700              233,064
----------------------------------------------------------------------------------------------------
                                                                                        $2,243,043
----------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
----------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                  24,300             $570,078
----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $91,592,965
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $187,781,680)                                          $200,821,275
----------------------------------------------------------------------------------------------------

Bonds - 35.9%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
Foreign Bonds - 27.7%
----------------------------------------------------------------------------------------------------
Australia - 0.5%
----------------------------------------------------------------------------------------------------
Australian Government, 5.75s, 2011                                  AUD 1,858           $1,203,362
----------------------------------------------------------------------------------------------------
Australian Government, 6.25s, 2015                                        825              550,263
----------------------------------------------------------------------------------------------------
                                                                                        $1,753,625
----------------------------------------------------------------------------------------------------
Austria - 1.5%
----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                     EUR 3,035           $3,712,812
----------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                           1,314            1,573,215
----------------------------------------------------------------------------------------------------
                                                                                        $5,286,027
----------------------------------------------------------------------------------------------------
Belgium - 0.4%
----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                       EUR 583             $660,198
----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                              728              871,125
----------------------------------------------------------------------------------------------------
                                                                                        $1,531,323
----------------------------------------------------------------------------------------------------
Canada - 1.5%
----------------------------------------------------------------------------------------------------
Canadian Government, 5.25s, 2012                                    CAD 4,656           $3,323,348
----------------------------------------------------------------------------------------------------
Canadian Government, 8s, 2023                                             601              550,882
----------------------------------------------------------------------------------------------------
Quebec Province, 1.6s, 2013                                       JPY 153,000            1,385,329
----------------------------------------------------------------------------------------------------
                                                                                        $5,259,559
----------------------------------------------------------------------------------------------------
Denmark - 2.1%
----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                       DKK 34,928           $6,042,382
----------------------------------------------------------------------------------------------------
Nordea Kredit Realkredit, 5s, 2035 (Financial
Institutions)                                                           9,564            1,386,780
----------------------------------------------------------------------------------------------------
                                                                                        $7,429,162
----------------------------------------------------------------------------------------------------
Finland - 1.8%
----------------------------------------------------------------------------------------------------
Finnish Government, 2.75s, 2006                                       EUR 612             $682,968
----------------------------------------------------------------------------------------------------
Finnish Government, 5.375s, 2013                                        4,442            5,468,741
----------------------------------------------------------------------------------------------------
                                                                                        $6,151,709
----------------------------------------------------------------------------------------------------
France - 2.2%
----------------------------------------------------------------------------------------------------
Government of France, 6.5s, 2006                                    EUR 1,179           $1,469,293
----------------------------------------------------------------------------------------------------
Government of France, 3s, 2009                                          1,719            2,044,352
----------------------------------------------------------------------------------------------------
Government of France, 4s, 2009                                            655              745,256
----------------------------------------------------------------------------------------------------
Government of France, 5s, 2011                                            806              964,704
----------------------------------------------------------------------------------------------------
Government of France, 4.75s, 2012                                         707              830,901
----------------------------------------------------------------------------------------------------
Government of France, 6s, 2025                                          1,204            1,560,637
----------------------------------------------------------------------------------------------------
                                                                                        $7,615,143
----------------------------------------------------------------------------------------------------
Germany - 2.4%
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.75s, 2008                            EUR 1,685           $2,007,265
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                                 2,943            3,453,677
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25s, 2010                                2,392            2,909,987
----------------------------------------------------------------------------------------------------
                                                                                        $8,370,929
----------------------------------------------------------------------------------------------------
Greece - 0.2%
----------------------------------------------------------------------------------------------------
Republic of Greece, 6.5s, 2014                                        EUR 525             $693,887
----------------------------------------------------------------------------------------------------

Ireland - 1.8%
----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                    EUR 1,690           $1,971,500
----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                           2,262            2,704,182
----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6s, 2016                                         1,382            1,570,841
----------------------------------------------------------------------------------------------------
                                                                                        $6,246,523
----------------------------------------------------------------------------------------------------
Italy - 1.7%
----------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                       EUR 1,953           $2,298,970
----------------------------------------------------------------------------------------------------
Republic of Italy, 5s, 2008                                               895            1,076,206
----------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                          2,114            2,470,533
----------------------------------------------------------------------------------------------------
                                                                                        $5,845,709
----------------------------------------------------------------------------------------------------
Japan - 1.1%
----------------------------------------------------------------------------------------------------
International Bank For Reconstruction & Development,
5s, 2006 (Banks & Credit Cos.)                                         $3,382           $3,649,486
----------------------------------------------------------------------------------------------------

Malaysia - 0.1%
----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                     $344             $378,848
----------------------------------------------------------------------------------------------------

Netherlands - 1.7%
----------------------------------------------------------------------------------------------------
Netherlands Government, 5.75s, 2007                                 EUR 1,233           $1,512,109
----------------------------------------------------------------------------------------------------
Netherlands Government, 5s, 2012                                        3,587            4,300,855
----------------------------------------------------------------------------------------------------
                                                                                        $5,812,964
----------------------------------------------------------------------------------------------------
New Zealand - 1.2%
----------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                 NZD 4,900           $2,925,746
----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                   2,422            1,414,589
----------------------------------------------------------------------------------------------------
                                                                                        $4,340,335
----------------------------------------------------------------------------------------------------
Norway - 0.3%
----------------------------------------------------------------------------------------------------
Noregian Government, 5.5s, 2009                                     NOK 6,564             $960,424
----------------------------------------------------------------------------------------------------

Qatar - 0.1%
----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                              $350             $459,725
----------------------------------------------------------------------------------------------------

Spain - 4.0%
----------------------------------------------------------------------------------------------------
Government of Spain, 5.35s, 2011                                    EUR 6,830           $8,388,616
----------------------------------------------------------------------------------------------------
Government of Spain, 5.5s, 2017                                         4,443            5,498,849
----------------------------------------------------------------------------------------------------
                                                                                       $13,887,465
----------------------------------------------------------------------------------------------------
Supra-National - 0.9%
----------------------------------------------------------------------------------------------------
Corporacion Andina De Fomento, 6.875s, 2012 (Financial
Institutions)                                                            $450             $479,579
----------------------------------------------------------------------------------------------------
European Investment Bank, 4s, 2005                                      2,637            2,750,027
----------------------------------------------------------------------------------------------------
                                                                                        $3,229,606
----------------------------------------------------------------------------------------------------
Sweden - 0.8%
----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 8s, 2007                                        SEK 13,165           $1,860,827
----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 5.25s, 2011                                          7,600              972,568
----------------------------------------------------------------------------------------------------
                                                                                        $2,833,395
----------------------------------------------------------------------------------------------------
United Kingdom - 1.4%
----------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25s, 2007                                  GBP 617           $1,121,955
----------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75s, 2009                                    2,106            3,671,591
----------------------------------------------------------------------------------------------------
                                                                                        $4,793,546
----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                    $96,529,390
----------------------------------------------------------------------------------------------------

U.S. Bonds - 8.2%
----------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%
----------------------------------------------------------------------------------------------------
BAE Systems Holding, Inc., 6.4s, 2011##                                  $318             $335,392
----------------------------------------------------------------------------------------------------

Commercial Services - 0.2%
----------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2008                                               $454             $484,913
----------------------------------------------------------------------------------------------------

Financial Institutions - 0.2%
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022                         $450             $499,500
----------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 0.1%
----------------------------------------------------------------------------------------------------
HCA - The Healthcare Co., 8.75s, 2010                                    $400             $467,795
----------------------------------------------------------------------------------------------------

Metal Fabrication - 0.1%
----------------------------------------------------------------------------------------------------
Timken Co., 5.75s, 2010                                                  $460             $468,804
----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 1.5%
----------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.5s, 2031                        $697             $728,483
----------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.5s, 2032                       3,647            3,810,200
----------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.5s, 2033                         687              706,537
----------------------------------------------------------------------------------------------------
                                                                                        $5,245,220
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.0%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8s, 2021                                          $3,009           $4,220,944
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                         745              812,923
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5s, 2006                                         2,684            2,797,861
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                         632              688,379
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125s, 2007                                       3,169            3,624,914
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2010                                        3,230            3,724,220
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75s, 2010                                        2,065            2,367,489
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4s, 2012                                           2,651            2,684,861
----------------------------------------------------------------------------------------------------
                                                                                       $20,921,591
----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $28,423,215
----------------------------------------------------------------------------------------------------

Municipal Bonds - 1.5%
----------------------------------------------------------------------------------------------------
Cleveland Ohio, 5.75s, 2012                                              $570             $669,254
----------------------------------------------------------------------------------------------------
Lakeville, Minnesota Independent School District, 4.5s, 2012            1,575            1,690,653
----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority New York, 5s, 2032                  790              808,865
----------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority Turnpike Revenue, 6s, 2013          1,740            2,071,087
----------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                   $5,239,859
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $117,382,184)                                           $130,192,464
----------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.1%
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty
----------------------------------------------------------------------------------------------------
Chubb Corp.                                                             5,100             $122,910
----------------------------------------------------------------------------------------------------

Telecommunications - 0.1%
----------------------------------------------------------------------------------------------------
Motorola Inc.                                                           7,100             $205,971
----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stock (Identified Cost,
$461,229)                                                                                 $328,881
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 14.6%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                       35,435,617          $35,435,617
----------------------------------------------------------------------------------------------------
CS First Boston Corp., 1.36% due 5/01/03                           15,255,280           15,255,280
----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                              $50,690,897
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.8%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
General Electric Co., due 5/01/03, at Amortized Cost                  $13,274          $13,274,000
----------------------------------------------------------------------------------------------------

Call Options Purchased
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                              OF CONTRACTS
ISSUER/EXPIRATION MONTH/STRIKE PRICE                         (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
Japanese Yen/May/120.28 (Premiums Paid, $27,134)                     $305,011              $29,586
----------------------------------------------------------------------------------------------------

Put Options Purchased - 0.1%
----------------------------------------------------------------------------------------------------
Euro/May/1.0957 (Premiums Paid, $98,956)                               $8,558             $196,211
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $369,716,080)                                     $395,533,314
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (13.8)%                                               (47,979,942)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $347,553,372
----------------------------------------------------------------------------------------------------

 *Non-income producing security.
##SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

  AUD =           Australian Dollar              JPY =       Japanese Yen
  CAD =           Canadian Dollar                NOK =       Norwegian Krone
  DKK =           Danish Kroner                  NZD =       New Zealand Dollars
  EUR =           Euro                           PLN =       Polish Zloty
  GBP =           British Pound                  SEK =       Swedish Krona


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/03

ASSETS
Investments, at value, including $48,927,620 of
securities on loan (identified cost, $369,716,080)            $395,533,314
---------------------------------------------------------------------------------------------------
Cash                                                                   305
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                          122,560
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    378,353
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  1,556,965
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                3,625,069
---------------------------------------------------------------------------------------------------
Other assets                                                         3,806
---------------------------------------------------------------------------------------------------
Total assets                                                                           $401,220,372
---------------------------------------------------------------------------------------------------

LIABILITIES
Payable for fund shares reacquired                              $1,103,762
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                1,300,769
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            357,330
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      50,690,897
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     8,009
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    1,049
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       5,092
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   167
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             199,925
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $53,667,000
---------------------------------------------------------------------------------------------------
Net assets                                                                             $347,553,372
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $333,952,690
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 25,732,006
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                  (13,701,324)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  1,570,000
---------------------------------------------------------------------------------------------------
Net assets                                                                             $347,553,372
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                29,037,294
---------------------------------------------------------------------------------------------------


Class A shares
  Net assets                                                  $175,920,468
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            14,712,789
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $11.96
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$11.96)                                                $12.56
---------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                   $85,650,027
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             7,130,657
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.01
---------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                   $38,611,616
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             3,225,807
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.97
---------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                   $47,366,081
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             3,967,608
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $11.94
---------------------------------------------------------------------------------------------------

Class R shares
  Net assets                                                        $5,180
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                   433
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $11.96
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 4/30/03

NET INVESTMENT INCOME
Income
--------------------------------------------------------------------------------------------------
  Interest                                                      $3,161,879
--------------------------------------------------------------------------------------------------
  Dividends                                                      2,388,076
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (175,992)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $5,373,963
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                $1,406,152
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                             7,873
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  170,188
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           309,574
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           417,838
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           181,198
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 8
--------------------------------------------------------------------------------------------------
  Administrative fee                                                19,366
--------------------------------------------------------------------------------------------------
  Custodian fee                                                    147,004
--------------------------------------------------------------------------------------------------
  Postage                                                           24,055
--------------------------------------------------------------------------------------------------
  Auditing fees                                                     21,800
--------------------------------------------------------------------------------------------------
  Printing                                                          18,131
--------------------------------------------------------------------------------------------------
  Legal fees                                                             8
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                    202,513
--------------------------------------------------------------------------------------------------
Total expenses                                                  $2,925,708
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (3,670)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,922,038
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,451,925
--------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                       $1,964,587
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                 (1,803,609)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $160,978
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                  $16,846,374
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                      (252,440)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $16,593,934
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $16,754,912
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $19,206,837
--------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS               YEAR
                                                                      ENDED                 ENDED
                                                                     4/30/03              10/31/02
                                                                   (UNAUDITED)
OPERATIONS

Net investment income                                                 $2,451,925            $5,283,274
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                             160,978            (7,810,337)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                           16,593,934            (1,867,700)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                    $19,206,837           $(4,394,763)
--------------------------------------------------------------------------------           -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS -
From net investment income (Class A)                                 $(1,827,554)          $(2,069,525)
--------------------------------------------------------------------------------           -----------
From net investment income (Class B)                                    (382,024)             (287,878)
--------------------------------------------------------------------------------           -----------
From net investment income (Class C)                                    (181,926)             (124,807)
--------------------------------------------------------------------------------           -----------
From net investment income (Class I)                                    (721,009)              (19,444)
--------------------------------------------------------------------------------           -----------
Total distributions declared to shareholders                         $(3,112,513)          $(2,501,654)
--------------------------------------------------------------------------------           -----------
Net increase (decrease) in net assets from fund share
transactions                                                         $(4,452,396)           $1,454,730
--------------------------------------------------------------------------------           -----------
Total increase (decrease) in net assets                              $11,641,928           $(5,441,687)
--------------------------------------------------------------------------------           -----------

NET ASSETS
At beginning of period                                              $335,911,444          $341,353,131
------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $1,570,000 and $2,230,588, respectively)       $347,553,372          $335,911,444
------------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights provide per share amounts and certain ratios to summarize the effect of fund operations and any distributions to a shareholder of each share class.


                                      PERIOD                                          YEAR ENDED 10/31
                                       ENDED            ----------------------------------------------------------------------
                                      4/30/03               2002            2001            2000          1999          1998
CLASS A                             (UNAUDITED)

Net asset value, beginning of
period                               $11.41            $11.64           $13.76          $13.98          $14.59          $13.84
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)             $0.09             $0.21            $0.22           $0.36           $0.25           $0.28
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions                          0.58             (0.33)           (1.02)           0.70            0.45            1.57
---------------------------------    ------            ------           ------          ------          ------          ------
Total from investment
operations                            $0.67            $(0.12)          $(0.80)          $1.06           $0.70           $1.85
---------------------------------    ------            ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.12)           $(0.11)          $(0.48)         $(0.23)         $(0.24)         $(0.18
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                   --                --            (0.82)          (1.05)          (0.96)          (0.92)
---------------------------------    ------            ------           ------          ------          ------          ------
 In excess of net investment
 income                                  --                --               --              --           (0.11)             --
---------------------------------    ------            ------           ------          ------          ------          ------
 From paid-in capital                    --                --            (0.02)             --              --              --
---------------------------------    ------            ------           ------          ------          ------          ------
 Total distributions declared
 to shareholders                     $(0.12)           $(0.11)          $(1.32)         $(1.28)         $(1.31)         $(1.10)
---------------------------------    ------            ------           ------          ------          ------          ------
Net asset value, end
of period                            $11.96            $11.41           $11.64          $13.76          $13.98          $14.59
---------------------------------    ------            ------           ------          ------          ------          ------
Total return (%)(+)                    5.96++           (1.02)           (6.38)           7.76            4.96           14.29
------------------------------------------------------------------------------------------------------------------------------


RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                             1.53+             1.53             1.47            1.51            1.48            1.51
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                  1.64+             1.79             1.80            2.62            1.74            1.99
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       46                72               69              91             109             183
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $175,920          $213,983         $197,374        $178,773        $187,780        $174,576
------------------------------------------------------------------------------------------------------------------------------------

  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)Total returns for Class A shares do not include the applicable sales charge.
(S)As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share and increased net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
  +Annualized.
 ++Not annualized.


See notes to financial statements.


                                        PERIOD                                        YEAR ENDED 10/31
                                         ENDED           ---------------------------------------------------------------------
                                        4/30/03          2002            2001            2000            1999            1998
CLASS B                               (UNAUDITED)

Net asset value, beginning of
period                                 $11.43           $11.65          $13.72          $13.95          $14.56          $13.82
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)               $0.06            $0.13           $0.14           $0.27           $0.16           $0.19
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments and
 foreign currency transactions           0.57            (0.31)          (1.03)           0.69            0.45            1.56
---------------------------------      ------           ------          ------          ------          ------          ------
Total from investment operations        $0.63           $(0.18)         $(0.89)          $0.96           $0.61           $1.75
---------------------------------      ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income            $(0.05)          $(0.04)         $(0.34)         $(0.14)         $(0.18)         $(0.09)
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                     --               --           (0.82)          (1.05)          (0.96)          (0.92)
---------------------------------      ------           ------          ------          ------          ------          ------
 In excess of net investment
 income                                    --               --              --              --           (0.08)             --
---------------------------------      ------           ------          ------          ------          ------          ------
 From paid-in capital                      --               --           (0.02)             --              --              --
---------------------------------      ------           ------          ------          ------          ------          ------
 Total distributions declared to
 shareholders                          $(0.05)          $(0.04)         $(1.18)         $(1.19)         $(1.22)         $(1.01)
---------------------------------      ------           ------          ------          ------          ------          ------
Net asset value, end
of period                              $12.01           $11.43          $11.65          $13.72          $13.95          $14.56
---------------------------------      ------           ------          ------          ------          ------          ------
Total return (%)                         5.55++          (1.58)          (7.05)           7.07            4.22           13.57
------------------------------------------------------------------------------------------------------------------------------


RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                              2.18+            2.18             2.12            2.16            2.14            2.16
------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.01+            1.12             1.14            1.98            1.13            1.33
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        46               72               69              91             109             183
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $85,650          $84,729         $104,442        $118,676        $130,413        $113,966
------------------------------------------------------------------------------------------------------------------------------

  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share and increased net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
  +Annualized.
 ++Not annualized.


See notes to financial statements.


                                            PERIOD                                      YEAR ENDED 10/31
                                             ENDED           -----------------------------------------------------------------
                                            4/30/03          2002           2001           2000          1999            1998
CLASS C                                   (UNAUDITED)

Net asset value, beginning
of year                                    $11.40           $11.62         $13.68         $13.94         $14.56         $13.82
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)                   $0.06            $0.13          $0.14          $0.27          $0.16          $0.19
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions                       0.57            (0.31)         (1.02)          0.69           0.45           1.56
-----------------------------------        ------           ------         ------          ------        ------         ------
Total from investment operations            $0.63           $(0.18)        $(0.88)         $0.96          $0.61          $1.75
-----------------------------------        ------           ------         ------          ------        ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                $(0.06)          $(0.04)        $(0.34)        $(0.17)        $(0.19)        $(0.09
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                                  --               --          (0.82)         (1.05)         (0.96)         (0.92)
-----------------------------------        ------           ------         ------          ------        ------         ------
 In excess of net investment income            --               --             --             --          (0.08)            --
-----------------------------------        ------           ------         ------          ------        ------         ------
 From paid-in capital                          --               --          (0.02)            --             --             --
-----------------------------------        ------           ------         ------          ------        ------         ------
 Total distributions declared to
 shareholders                              $(0.06)          $(0.04)        $(1.18)        $(1.22)        $(1.23)        $(1.01)
-----------------------------------        ------           ------         ------          ------        ------         ------
Net asset value, end
of period                                  $11.97           $11.40         $11.62         $13.68         $13.94         $14.56
-----------------------------------        ------           ------         ------          ------        ------         ------
Total return (%)                             5.53++          (1.56)         (7.03)          7.11           4.23          13.52
------------------------------------------------------------------------------------------------------------------------------


RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  2.18+            2.18            2.12           2.16           2.14           2.16
------------------------------------------------------------------------------------------------------------------------------
Net investment income                       1.02+            1.13            1.14           1.97           1.13           1.33
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            46               72              69             91            109            183
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $38,612          $35,660         $38,230        $44,468        $51,800        $30,580
------------------------------------------------------------------------------------------------------------------------------

  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share and increased net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
  +Annualized.
 ++Not annualized.


See notes to financial statements.


                                            PERIOD                                      YEAR ENDED 10/31
                                             ENDED           -----------------------------------------------------------------
                                            4/30/03             2002           2001           2000          1999         1998
CLASS I                                   (UNAUDITED)

Net asset value, beginning
of period                                  $11.42           $11.65         $13.80         $14.02         $14.60         $13.86
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)                   $0.13            $0.25          $0.27          $0.41          $0.29          $0.33
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions                       0.56            (0.32)         (1.03)          0.69           0.49           1.56
-----------------------------------        ------           ------         ------          ------        ------         ------
Total from investment operations            $0.69           $(0.07)        $(0.76)         $1.10          $0.78          $1.89
-----------------------------------        ------           ------         ------          ------        ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                $(0.17)          $(0.16)        $(0.55)        $(0.27)        $(0.28)        $(0.23
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                                  --               --          (0.82)         (1.05)         (0.96)         (0.92)
-----------------------------------        ------           ------         ------          ------        ------         ------
 In excess of net investment income            --               --             --             --          (0.12)            --
-----------------------------------        ------           ------         ------          ------        ------         ------
 From paid-in capital                          --               --          (0.02)            --             --             --
-----------------------------------        ------           ------         ------          ------        ------         ------
 Total distributions declared to
 shareholders                              $(0.17)          $(0.16)        $(1.39)        $(1.32)        $(1.36)        $(1.15)
-----------------------------------        ------           ------         ------          ------        ------         ------
Net asset value, end
of period                                  $11.94           $11.42         $11.65         $13.80         $14.02         $14.60
-----------------------------------        ------           ------         ------          ------        ------         ------
Total return (%)                             6.13++          (0.65)         (6.06)          8.19           5.40          14.78
------------------------------------------------------------------------------------------------------------------------------


RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  1.18+            1.18            1.12           1.16           1.13           1.16
------------------------------------------------------------------------------------------------------------------------------
Net investment income                       2.11+            2.14            2.14           2.98           2.08           2.33
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            46               72              69             91            109            183
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $47,366           $1,540          $1,307         $1,621         $1,587         $1,837
------------------------------------------------------------------------------------------------------------------------------

  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share and increased net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
  +Annualized.
 ++Not annualized.


See notes to financial statements.

                                                                  PERIOD ENDED
                                                                      4/30/03*
                                                                   (UNAUDITED)

CLASS R
Net asset value, beginning of period                                   $11.56
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                 $0.06
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                  0.34+++
-----------------------------------------------------------------------------
Total from investment operations                                        $0.40
-----------------------------------------------------------------------------
Net asset value, end of year                                           $11.96
-----------------------------------------------------------------------------
Total return (%)                                                         3.64++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                               1.68+
-----------------------------------------------------------------------------
Net investment income                                                    1.63+
-----------------------------------------------------------------------------
Portfolio turnover                                                         46
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $5
-----------------------------------------------------------------------------

  *For the period from the inception of Class R shares, December 31, 2002 through April 30, 2003.
  #Per share data are based on average shares outstanding.
 ##Ratios do not reflect expense reductions from certain expense offset arrangements.
  +Annualized.
 ++Not annualized.
+++The per share amount is not in accordance with net realized and unrealized gain (loss) for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.


See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a non-diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when- issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $2,313 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $1,357 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                                   10/31/02           10/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                $2,501,654        $10,745,332
--------------------------------------------------------------------------------
  Long-term capital gain                                 --         20,322,382
--------------------------------------------------------------------------------
                                                 $2,501,654        $31,067,714
--------------------------------------------------------------------------------
  Tax return of capital                                  --            575,380
--------------------------------------------------------------------------------
Total distributions declared                     $2,501,654        $31,643,094
--------------------------------------------------------------------------------

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                 $2,529,906
  ------------------------------------------------------------------------
  Undistributed long-term capital gain                                  --
  ------------------------------------------------------------------------
  Capital loss carryforward                                    (12,322,036)
  ------------------------------------------------------------------------
  Unrealized appreciation                                        7,389,736
  ------------------------------------------------------------------------
  Other temporary differences                                      (91,248)
  ------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009 ($4,874,605) and October 31, 2010 ($7,447,431).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustee's Compensation is a net decrease of $11,368 as a result of the change in the fund's pension liability under this plan and a pension expense of $1,509 for inactive trustees for the six months ended April 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

  First $2 billion                                                0.0175%
  -----------------------------------------------------------------------
  Next $2.5 billion                                               0.0130%
  -----------------------------------------------------------------------
  Next $2.5 billion                                               0.0005%
  -----------------------------------------------------------------------
  In excess of $7 billion                                         0.0000%
  -----------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,403 for the period ended April 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A  CLASS B  CLASS C  CLASS R
Distribution Fee                              0.10%    0.75%    0.75%    0.25%
------------------------------------------------------------------------------
Service Fee                                   0.25%    0.25%    0.25%    0.25%
------------------------------------------------------------------------------
Total Distribution Plan                       0.35%    1.00%    1.00%    0.50%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months, ended April 30, 2003, amounted to:

                                            CLASS A  CLASS B  CLASS C  CLASS R

Service Fee Retained by MFD                  $3,970     $400     $321       $0
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2003, were as follows:

                                            CLASS A  CLASS B  CLASS C  CLASS R

Total Distribution Plan                       0.35%    1.00%    1.00%    0.50%
------------------------------------------------------------------------------

Certain Class A, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class B shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2003, were as follows:

                                            CLASS A  CLASS B  CLASS C

Contingent Deferred Sales Charges Imposed    $1,632  $80,205   $6,760
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES
--------------------------------------------------------------------------------
U.S. government securities                         $26,876,499     $37,884,539
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $131,726,149    $104,767,850
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

  Aggregate cost                                             $370,383,075
  -----------------------------------------------------------------------
  Gross unrealized appreciation                               $33,495,298
  -----------------------------------------------------------------------
  Gross unrealized depreciation                                (8,347,705
  -----------------------------------------------------------------------
  Net unrealized appreciation                                 $25,147,593
  -----------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Period ended                        Year ended
                                                   4/30/03                           10/31/02
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                                1,835,303       $21,119,440        7,853,096       $91,342,609
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                144,743         1,661,651          165,522         1,933,027
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (6,018,064)      (69,333,256)      (6,225,812)      (72,206,836)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (4,038,018)     $(46,552,165)       1,792,806       $21,068,800
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  726,668        $8,377,767        1,670,394       $19,477,885
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 26,918           311,168           20,369           239,146
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,037,149)      (11,947,231)      (3,237,842)      (37,758,641)
---------------------------------------------------------------------------------------------------------
Net decrease                                (283,563)      $(3,258,296)      (1,547,079)     $(18,041,610)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  406,340        $4,674,496          641,205        $7,453,130
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 10,372           119,480            7,147            83,694
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (320,382)       (3,679,508)        (807,659)       (9,377,687)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                       96,330        $1,114,468         (159,307)      $(1,840,863)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                4,204,135       $48,500,589           40,899          $480,442
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 63,025           721,008            1,666            19,443
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (434,359)       (4,983,000)         (19,940)         (231,482)
---------------------------------------------------------------------------------------------------------
Net increase                               3,832,801       $44,238,597           22,625          $268,403
---------------------------------------------------------------------------------------------------------

                                                Period ended
                                                  4/30/03*
                                          SHARES            AMOUNT

CLASS R SHARES

Shares sold                                      433            $5,000
----------------------------------------------------------------------
Net increase                                     433            $5,000
----------------------------------------------------------------------

*For the period from the inception of Class R shares, December 31, 2002 through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended April 30, 2003, was $1,117. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                                                                         NET
                                                                                      UNREALIZED
                       CONTRACTS TO                                  CONTRACTS       APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE           IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)

        6/16/06  AUD              976,695             $600,570         $608,688           $(8,118)
        6/16/03  DKK           39,422,840            5,814,578        5,926,850          (112,272)
 5/5/03-6/30/03  EUR            4,318,120            4,656,666        4,817,666          (161,000)
        6/18/03  JPY          162,133,821            1,388,917        1,364,342            24,575
        6/16/03  NOK            6,967,546              967,903          992,021           (24,118)
6/16/03-6/18/03  NZD            7,918,153            4,390,690        4,407,238           (16,548)
        6/16/03  SEK           15,482,175            1,853,931        1,889,205           (35,274)
                                                   -----------      -----------         ---------
                                                   $19,673,255      $20,006,010         $(332,755)
                                                   ===========      ===========         =========

PURCHASES

        6/16/03  AUD            2,037,810           $1,254,863       $1,269,988           $15,125
        6/16/03  CAD            1,484,348            1,018,753        1,032,675            13,922
 5/5/03-6/26/03  EUR              951,750            1,030,052        1,062,181            32,129
        6/16/03  GBP              805,468            1,264,585        1,284,456            19,871
        9/15/03  PLN            1,306,240              320,000          336,938            16,938
                                                   -----------      -----------         ---------
                                                    $4,888,253       $4,986,238           $97,985
                                                   ===========      ===========         =========

At April 30, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $591,384 reduction in cost of securities and a corresponding $591,384 increase in net unrealized appreciation, based on securities held by the fund on November 1, 2001.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $98,978, decrease net unrealized appreciation by $167,621 and decrease net realized losses by $266,599. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                  Trustee
Massachusetts Financial Services          Private investor; Rockefeller
Company,                                  Financial Services, Inc. (investment
Chairman                                  advisers), Chairman and
                                          Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                     LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services          Trustee
Company,                                  Hemenway & Barnes (attorneys),
Chief Executive Officer and Director      Partner

KEVIN R. PARKE(2) (born 12/14/59)         WILLIAM J. POORVU (born 04/10/35)
Trustee                                   Trustee
Massachusetts Financial Services          Private investor; Harvard University
Company,                                  Graduate School of Business
President, Chief Investment Officer, and  Administration, Class of 1961
Director                                  Adjunct Professor in
                                          Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                      CBL & Associates Properties, Inc.
                                          (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37)    Director
Trustee
Brigham and Women's Hospital, Chief of    J. DALE SHERRATT (born 09/23/38)
Cardiac Surgery; Harvard Medical School,  Trustee
Professor of Surgery                      Insight Resources, Inc. (acquisition
                                          planning specialists), President;
WILLIAM R. GUTOW (born 09/27/41)          Wellfleet Investments (investor in
Trustee                                   health care companies), Managing
Private investor and real estate          General Partner (since 1993);
consultant;                               Cambridge Nutraceuticals
Capitol Entertainment Management Company  (professional nutritional products),
(video franchise), Vice Chairman          Chief Executive Officer (until May
                                          2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                   ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation     Trustee
(energy related services), Director;      Independent health care industry
Eastern Enterprises (diversified          consultant
services company), Chairman, Trustee and
Chief Executive Officer (until November   WARD SMITH (born 09/13/30)
2000)                                     Trustee
                                          Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)         ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                  Assistant Treasurer
Massachusetts Financial Services          Massachusetts Financial Services
Company, Chairman                         Company, Vice President (since
                                          August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)            Senior Vice President (prior to
Trustee and President                     August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and      RICHARD M. HISEY (born 08/29/58)
Director                                  Treasurer
                                          Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59)   Company, Senior Vice President
Assistant Secretary and Assistant Clerk   (since July 2002); The Bank of New
Massachusetts Financial Services          York, Senior Vice President
Company, Senior Vice President and        (September 2000 to July 2002);
Associate General Counsel                 Lexington Global Asset Managers,
                                          Inc., Executive Vice President and
STEPHEN E. CAVAN (born 11/06/53)          Chief Financial Officer,
Secretary and Clerk                       General Manager, Mutual Funds (prior
Massachusetts Financial Services          to
Company, Senior Vice President, General   September 2000)
Counsel and Secretary
                                          ELLEN MOYNIHAN (born 11/13/57)
STEPHANIE A. DESISTO (born 10/01/53)      Assistant Treasurer
Assistant Treasurer                       Massachusetts Financial Services
Massachusetts Financial Services          Company,
Company, Vice President (since April      Vice President
2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to   JAMES O. YOST (born 06/12/60)
April 2003); ING Groep N.V./Aeltus        Assistant Treasurer
Investment Management, Senior Vice        Massachusetts Financial Services
President (prior to November 2002)        Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------

INVESTMENT ADVISER                        PORTFOLIO MANAGERS
Massachusetts Financial Services Company  Steven R. Gorham(1)
500 Boylston Street, Boston, MA           Matthew W. Ryan(1)
02116-3741                                Barnaby Wiener(1)

DISTRIBUTOR                               CUSTODIAN
MFS Fund Distributors, Inc.               State Street Bank and Trust Company
500 Boylston Street, Boston, MA           225 Franklin Street, Boston, MA 02110
02116-3741


(1)MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)
            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES
            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES
            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS
            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES
            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.



------------------------------------------------------------------------------

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MWT-SEM-6/03  59.6M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 4/30/03

MFS(R) Utilities Fund

A path for pursuing opportunity


                                                                      [MFS LOGO]
                                                           INVESTMENT MANAGEMENT

MFS(R) UTILITIES FUND

The fund seeks capital growth and current income
(income above that available from a portfolio invested entirely in equities).

TABLE OF CONTENTS

------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                7
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
------------------------------------------------------
FINANCIAL STATEMENTS                              20
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
------------------------------------------------------
TRUSTEES AND OFFICERS                             42
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      44
------------------------------------------------------
CONTACT INFORMATION                               45

--------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                  NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the six-month period, we witnessed a dramatic recovery from what we would term a near-panic in the utilities sector. In mid-2002, in the wake of the Enron scandal, utilities became the poster children for what was wrong with American business. Credit rating agencies seemed to take a dim view of any company with energy trading or electric generation exposure and viewed most utilities as having too much debt on their balance sheets. This initiated a downward spiral in the middle of last year that decimated both stocks and bonds of many utilities. In our view, the rating agencies and investors largely ignored the fact that Enron went bankrupt because of fraud, not because it was in the energy trading or electric generation business.

As the six-month period opened, the panic started to subside. Utilities began to improve their balance sheets by issuing equity to pay down debt. Banks restructured utility debt at lower rates and longer maturities. Investors seemed to realize that most utilities were not going to go bankrupt and that perhaps those securities had become undervalued. The result was strong performance over the period, as beaten-down utility securities recovered from the turmoil of mid-2002.

In the telecommunications area, however, performance was weaker. Earnings of regional Bell operating companies (RBOCs), the phone companies created by the breakup of AT&T, continued to be hampered by the slow economy and by competition. Long distance firms, on the other hand, were pressured by increasing competition from RBOCs. The wireless business, in our view, continued to be overcrowded, which created intense price competition throughout the industry.

                                      ------------------------------------------
                                      "OVER THE SIX-MONTH PERIOD, WE
                                      WITNESSED A DRAMATIC RECOVERY FROM
                                      WHAT WE WOULD TERM A NEAR-PANIC IN THE
                                      UTILITIES SECTOR."
                                      ------------------------------------------

CONTRIBUTORS TO PERFORMANCE

For the six-month period, the fund outperformed both its peer group, as measured by the average utilities fund tracked by Lipper Inc., and the utilities sector as measured by its benchmark, the S&P 500 Utilities Index.

In terms of industries, the top contributor to performance, relative to the S&P Index, was electric power generators. Spanish electric utility Iberdrola, one of the fund's better performing holdings, benefited from new management that delivered on earnings expectations. The company's stock also received a boost when another utility attempted a takeover. We sold our holdings on that news. (The takeover bid failed after the reporting period ended.)

Convertible preferred stocks of electric power generator AES Corp. also contributed strongly to performance. The firm's credit outlook, and thus its bond prices, strengthened over the period as the company improved its cash flow and negotiated more favorable terms on its debt. The fund also benefited from not having positions in several utilities in the S&P 500 Utilities Index that performed poorly over the period, including Duke Energy, Southern Co., and Consolidated Edison.

Performance was also helped by holdings in the natural gas distribution and pipeline industries, as gas prices appreciated over the winter of 2002-2003. Kinder Morgan was a strong contributor in this area. And in the cable and satellite television industry, the fund's holdings in Comcast and EchoStar Communications helped relative performance.

DETRACTORS FROM PERFORMANCE

Several of the biggest detractors from relative performance were strong-performing electric generation and natural gas companies that we didn't own or in which we were underweighted, relative to the S&P 500 Utilities Index. In several cases, we did not own these securities because we felt they were relatively risky positions. For example, AES stock, in which we were underweighted, performed very well; as mentioned earlier, we had chosen to concentrate on the company's convertible bonds, which we felt entailed less risk. At natural gas company Williams Cos., which we did not own, management succeeded in turning around a failing firm. Natural gas firm Dynegy was another successful turnaround in which we did not fully participate.

In the telecommunications area, several RBOCs detracted from relative performance, including Verizon, SBC Communications, and BellSouth.

/s/ Maura Shaughnessy

Maura Shaughnessy
Portfolio Manager

The opinions expressed in this report are those of the Portfolio Manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

    Cumulative
without sales charge

                   Class
     Share       inception
     class         date        6-mo      1-yr       3-yr       5-yr     10-yr
  ----------------------------------------------------------------------------
       A          2/14/92     16.11%      -7.75%    -35.53%    -6.46%  126.93%
  ----------------------------------------------------------------------------
       B          9/7/93      15.73%      -8.33%    -36.92%    -9.72%  109.86%
  ----------------------------------------------------------------------------
       C          1/3/94      15.73%      -8.45%    -36.98%    -9.92%  110.66%
  ----------------------------------------------------------------------------
       I          1/2/97      16.22%      -7.51%    -35.07%    -5.29%  130.69%
  ----------------------------------------------------------------------------
       R         12/31/02     16.01%      -7.82%    -35.58%    -6.53%  126.74%
  ----------------------------------------------------------------------------


   Average annual
without sales charge
  ----------------------------------------------------------------------------
       A                        --        -7.75%    -13.61%    -1.33%    8.54%
  ----------------------------------------------------------------------------
       B                        --        -8.33%    -14.24%    -2.03%    7.69%
  ----------------------------------------------------------------------------
       C                        --        -8.45%    -14.27%    -2.07%    7.74%
  ----------------------------------------------------------------------------
       I                        --        -7.51%    -13.41%    -1.08%    8.72%
  ----------------------------------------------------------------------------
       R                        --        -7.82%    -13.64%    -1.34%    8.53%
  ----------------------------------------------------------------------------

  Average annual
with sales charge
  ----------------------------------------------------------------------------
       A                        --       -12.13%    -15.00%    -2.28%    8.01%
  ----------------------------------------------------------------------------
       B                        --       -11.93%    -14.97%    -2.30%    7.69%
  ----------------------------------------------------------------------------
       C                        --        -9.35%    -14.27%    -2.07%    7.74%
  ----------------------------------------------------------------------------

  Class I and R shares do not have a sales charge. Please see Notes to Performance Summary for more details.

    Average
     Annual

  Comparative benchmarks       6-mo      1-yr       3-yr       5-yr     10-yr
  ----------------------------------------------------------------------------
  Average utility fund+         6.96%    -16.47%    -12.98%    -2.81%    4.87%
  ----------------------------------------------------------------------------
  Standard & Poor's
  500 Utilities Index#        12.42%     -27.38%    -11.40%    -4.03%    2.86%
  ----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE STANDARD & POOR'S 500 UTILITIES INDEX - Measures the performance of the utility sector.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes initially offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

By concentrating on one industry or on a group of related industries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those industries than is a portfolio that invest more broadly.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

Further information on these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 4/30/03
--------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 81.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 59.4%
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.4%
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                  165,993             $5,296,837
-----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                          283,800              8,531,028
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc.*                                            225,600              7,467,360
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*                                       221,990              6,650,821
-----------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                     106,070              8,406,047
-----------------------------------------------------------------------------------------------------
                                                                                        $36,352,093
-----------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
-----------------------------------------------------------------------------------------------------
Forest Oil Corp.*                                                    210,200             $4,367,956
-----------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                     259,600              5,062,200
-----------------------------------------------------------------------------------------------------
                                                                                         $9,430,156
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 1.4%
-----------------------------------------------------------------------------------------------------
ConocoPhillips, Inc.                                                 305,800            $15,381,740
-----------------------------------------------------------------------------------------------------

Entertainment - 3.2%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                             1,516,200            $20,741,616
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                   306,500             13,305,165
-----------------------------------------------------------------------------------------------------
                                                                                        $34,046,781
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 5.3%
-----------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC*                                       73,555             $2,984,126
-----------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                  586,316             27,568,578
-----------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                         572,582             19,633,837
-----------------------------------------------------------------------------------------------------
Questar Corp.                                                        175,900              5,312,180
-----------------------------------------------------------------------------------------------------
                                                                                        $55,498,721
-----------------------------------------------------------------------------------------------------
Oil Services - 3.0%
-----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                     128,900             $4,706,139
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  314,600              6,656,936
-----------------------------------------------------------------------------------------------------
Grant Pride Co., Inc.*                                               183,400              2,092,594
-----------------------------------------------------------------------------------------------------
Noble Corp.*                                                         260,200              8,053,190
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*                                           254,700              9,057,132
-----------------------------------------------------------------------------------------------------
Weatherford International Ltd.*                                       36,100              1,452,303
-----------------------------------------------------------------------------------------------------
                                                                                        $32,018,294
-----------------------------------------------------------------------------------------------------

Telecommunications - 10.7%
-----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                    1,034,300            $26,364,307
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                     302,400              8,905,680
-----------------------------------------------------------------------------------------------------
Citizens Communications Co.*                                       1,028,300             11,239,319
-----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                           1,216,000             28,405,760
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,005,812             37,597,253
-----------------------------------------------------------------------------------------------------
Winstar Communications, Inc.*                                        677,700                    203
-----------------------------------------------------------------------------------------------------
                                                                                       $112,512,522
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                      2,598,453            $16,786,006
-----------------------------------------------------------------------------------------------------

Utilities - Electric - 23.0%
-----------------------------------------------------------------------------------------------------
AES Corp.*                                                           415,500             $2,497,155
-----------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                             1,181,300              9,804,790
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                     749,500             21,945,360
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                             343,400             20,322,412
-----------------------------------------------------------------------------------------------------
Edison International*                                                559,900              8,168,941
-----------------------------------------------------------------------------------------------------
Energy East Corp.                                                    818,900             14,920,358
-----------------------------------------------------------------------------------------------------
Entergy Corp.                                                        322,700             15,041,047
-----------------------------------------------------------------------------------------------------
Exelon Corp.                                                         756,800             40,140,672
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                    375,100             12,652,123
-----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                       15,700                955,659
-----------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                 202,000              3,470,360
-----------------------------------------------------------------------------------------------------
PG&E Corp.*                                                          546,400              8,185,072
-----------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                           80,695              2,680,688
-----------------------------------------------------------------------------------------------------
PPL Corp.                                                            467,500             16,923,500
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                 37,000              1,545,860
-----------------------------------------------------------------------------------------------------
Public Service Enterprise Group                                      248,500              9,559,795
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc.*                                           3,169,500             17,812,590
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                          1,728,800             34,437,696
-----------------------------------------------------------------------------------------------------
Weststar Energy, Inc.                                                124,800              1,754,688
-----------------------------------------------------------------------------------------------------
                                                                                       $242,818,766
-----------------------------------------------------------------------------------------------------

Utilities - Gas - 6.9%
-----------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                  397,015            $10,215,196
-----------------------------------------------------------------------------------------------------
Energen Corp.                                                         97,800              3,207,840
-----------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                          1,182,100             45,416,282
-----------------------------------------------------------------------------------------------------
Keyspan Corp.                                                         27,700                938,199
-----------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                            392,800             11,689,728
-----------------------------------------------------------------------------------------------------
NICOR, Inc.                                                           52,400              1,575,144
-----------------------------------------------------------------------------------------------------
                                                                                        $73,042,389
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $627,887,468
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 21.8%
-----------------------------------------------------------------------------------------------------
Canada - 0.7%
-----------------------------------------------------------------------------------------------------
BCE, Inc. (Telecommunications)                                       196,100             $3,886,702
-----------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                        97,696              3,203,829
-----------------------------------------------------------------------------------------------------
                                                                                         $7,090,531
-----------------------------------------------------------------------------------------------------
Chile - 0.1%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad, ADR (Utilities -
Electric)*                                                           116,500             $1,048,500
-----------------------------------------------------------------------------------------------------

China - 0.8%
-----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR (Telecommunications)               47,800               $478,478
-----------------------------------------------------------------------------------------------------
China Telecom Corp. (Telecommunications)*                         38,306,000              7,367,672
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                           568,000                538,955
-----------------------------------------------------------------------------------------------------
                                                                                         $8,385,105
-----------------------------------------------------------------------------------------------------
France - 2.9%
-----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications - Wireline)*               1,030,900            $23,855,583
-----------------------------------------------------------------------------------------------------
Vivendi Environnement (Utilities - Electric)                         306,811              6,636,744
-----------------------------------------------------------------------------------------------------
                                                                                        $30,492,327
-----------------------------------------------------------------------------------------------------
Germany - 1.3%
-----------------------------------------------------------------------------------------------------
VEBA AG (Oil & Gas)                                                  288,300            $13,823,049
-----------------------------------------------------------------------------------------------------

Greece - 0.6%
-----------------------------------------------------------------------------------------------------
Cosmote S.A. (Telecommunications)                                    575,500             $5,970,304
-----------------------------------------------------------------------------------------------------

Hungary - 0.3%
-----------------------------------------------------------------------------------------------------
Magyar Tavkozlesi Rt., ADR (Telecommunications)                      160,500             $3,115,305
-----------------------------------------------------------------------------------------------------

Israel - 0.3%
-----------------------------------------------------------------------------------------------------
Partner Communications Co. Ltd., ADR (Cellular Phones)*              619,090             $2,767,332
-----------------------------------------------------------------------------------------------------

Italy - 0.8%
-----------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas)*                                        2,153,700             $7,824,772
-----------------------------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telecommunications)                           120,500                985,382
-----------------------------------------------------------------------------------------------------
                                                                                         $8,810,154
-----------------------------------------------------------------------------------------------------
Japan
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                            156,000               $508,425
-----------------------------------------------------------------------------------------------------

Mexico - 3.3%
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications)               1,139,600            $19,111,092
-----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A., ADR (Telecommunications)                   515,000             15,558,150
-----------------------------------------------------------------------------------------------------
                                                                                        $34,669,242
-----------------------------------------------------------------------------------------------------
Netherlands
-----------------------------------------------------------------------------------------------------
Complete Europe N.V. (Telecommunications - Wireline)                  17,288               $175,869
-----------------------------------------------------------------------------------------------------
Completel Europe N.V., "Preferred" (Telecommunications - Wireline)       171                178,736
-----------------------------------------------------------------------------------------------------
                                                                                           $354,605
-----------------------------------------------------------------------------------------------------
Singapore - 1.0%
-----------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Telecommunications - Wireless)               11,669,000             $8,288,950
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)             3,064,000              2,504,679
-----------------------------------------------------------------------------------------------------
                                                                                        $10,793,629
-----------------------------------------------------------------------------------------------------
South Korea - 2.3%
-----------------------------------------------------------------------------------------------------
KT Corp. (Telecommunications)                                        750,550            $15,191,132
-----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd., ADR (Telecommunications)                       288,600              4,386,720
-----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Telecommunications)                             35,150              4,891,190
-----------------------------------------------------------------------------------------------------
                                                                                        $24,469,042
-----------------------------------------------------------------------------------------------------
Spain - 2.4%
-----------------------------------------------------------------------------------------------------
Enagas S.A. (Gas)                                                  1,127,577             $8,180,767
-----------------------------------------------------------------------------------------------------
Endesa S.A., ADR (Utilities - Electric)                              818,800             11,633,932
-----------------------------------------------------------------------------------------------------
Red Electrica De Espana (Electric)                                   134,920              1,606,309
-----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                 308,400              3,416,577
-----------------------------------------------------------------------------------------------------
                                                                                        $24,837,585
-----------------------------------------------------------------------------------------------------

United Kingdom - 5.0%
-----------------------------------------------------------------------------------------------------
BP Amoco PLC (Oils)                                                1,964,000            $12,454,156
-----------------------------------------------------------------------------------------------------
National Grid Group PLC (Telecommunications)                       2,905,500             19,098,195
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)                           10,811,646             21,354,451
-----------------------------------------------------------------------------------------------------
                                                                                        $52,906,802
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $230,041,937
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $898,789,543)                                           $857,929,405
-----------------------------------------------------------------------------------------------------

Bonds - 7.6%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 7.0%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75s, 2031                                     $969             $1,230,971
-----------------------------------------------------------------------------------------------------

Automotive
-----------------------------------------------------------------------------------------------------
DaimlerChrysler AG, 7.45s, 2097                                         $344               $367,071
-----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 0.1%
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, 4.625s, 2008                            $216               $225,106
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, 6.125s, 2011                             157                170,490
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, 6.5s, 2012                               403                448,922
-----------------------------------------------------------------------------------------------------
                                                                                           $844,518
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
-----------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5s, 2013                               $412               $486,382
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                         385                408,100
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8s, 2012                                     664                856,686
-----------------------------------------------------------------------------------------------------
                                                                                         $1,751,168
-----------------------------------------------------------------------------------------------------
Building - 0.1%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                   $730               $788,400
-----------------------------------------------------------------------------------------------------

Corporate Asset-Backed - 1.1%
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.408s, 2023##                            $4,844               $734,981
-----------------------------------------------------------------------------------------------------
PSE&G Transition Funding LLC, 5.74s, 2007                              2,709              2,822,808
-----------------------------------------------------------------------------------------------------
PSE&G Transition Funding LLC, 5.98s, 2008                              1,470              1,612,166
-----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032##                   2,717              3,001,497
-----------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17s, 2014                       3,431              3,493,501
-----------------------------------------------------------------------------------------------------
                                                                                        $11,664,953
-----------------------------------------------------------------------------------------------------

Energy - Independent - 0.1%
-----------------------------------------------------------------------------------------------------
Devon Financing Corp., ULC, 6.875s, 2011                              $1,028             $1,182,381
-----------------------------------------------------------------------------------------------------

Entertainment - 0.2%
-----------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.875s, 2012                        $2,050             $2,580,557
-----------------------------------------------------------------------------------------------------

Financial Institutions - 0.1%
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85s, 2004                               $739               $780,921
-----------------------------------------------------------------------------------------------------

Financial Services
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.5s, 2005                                       $227               $237,438
-----------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.1%
-----------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8s, 2032                                          $735               $777,823
-----------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 0.1%
-----------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125s, 2006                                        $975             $1,048,173
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.2%
-----------------------------------------------------------------------------------------------------
Kern River Funding Corp., 4.893s, 2018##                              $1,021             $1,019,714
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.3s, 2033                                707                825,632
-----------------------------------------------------------------------------------------------------
Williams Cos, Inc., 7.75s, 2031                                          463                416,700
-----------------------------------------------------------------------------------------------------
                                                                                         $2,262,046
-----------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-----------------------------------------------------------------------------------------------------
WMX Technologies, Inc., 6.375s, 2003                                  $1,033             $1,055,812
-----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 0.1%
-----------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 8.875s, 2011                           $937             $1,089,263
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireless
-----------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                              $537               $578,681
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.2%
-----------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                                 $215               $249,080
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                       420                388,500
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                     296                315,823
-----------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8s, 2009                      687                750,997
-----------------------------------------------------------------------------------------------------
                                                                                         $1,704,400
-----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 0.6%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2016                             $3,814             $3,997,905
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2032                            1,891              1,976,082
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7s, 2031                             806                854,963
-----------------------------------------------------------------------------------------------------
                                                                                         $6,828,950
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 0.4%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                       $917             $1,000,605
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2007                                       2,760              2,835,254
-----------------------------------------------------------------------------------------------------
                                                                                         $3,835,859
-----------------------------------------------------------------------------------------------------
Utilities - Electric - 3.1%
-----------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp. II, 9s, 2017                                 $83                $95,933
-----------------------------------------------------------------------------------------------------
Centerpoint Energy Resources Corp., 7.875s, 2013##                       808                927,180
-----------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45s, 2006                                            7,076              7,750,555
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5s, 2006                                            920                972,167
-----------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 5.875s, 2012                          2,416              2,525,034
-----------------------------------------------------------------------------------------------------
Midamerican Funding LLC, 6.927s, 2029                                  1,230              1,298,342
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 8.77s, 2018                                1,433              1,492,518
-----------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.625s, 2005                                   1,579              1,774,128
-----------------------------------------------------------------------------------------------------
NSTAR Co., 8s, 2010                                                    2,443              2,957,601
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75s, 2006                                     4,849              5,348,631
-----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1s, 2011                                      1,758              2,021,669
-----------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75s, 2007##                                  97                101,607
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2011                                           1,956              2,319,415
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 8.625s, 2031                                          1,210              1,591,713
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                1,690              1,799,850
-----------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75s, 2009**                                   793                 65,423
-----------------------------------------------------------------------------------------------------
                                                                                        $33,041,766
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.1%
-----------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875s, 2012                                    $622               $716,649
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                        $74,367,800
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 0.6%
-----------------------------------------------------------------------------------------------------
Canada - 0.1%
-----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.85s, 2030 (Forest & Paper Products)       $934             $1,034,993
-----------------------------------------------------------------------------------------------------

France - 0.1%
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 10s, 2031 (Telecommunications - Wireline)        $1,010             $1,343,417
-----------------------------------------------------------------------------------------------------

Grand Cayman Islands - 0.1%
-----------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks & Credit Cos.)##       $1,024             $1,166,433
-----------------------------------------------------------------------------------------------------

Malaysia - 0.1%
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                    $383               $421,800
-----------------------------------------------------------------------------------------------------

Mexico - 0.1%
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                      $872             $1,261,868
-----------------------------------------------------------------------------------------------------

Netherlands
-----------------------------------------------------------------------------------------------------
Deutsche Telekom, 8.75s, 2030 (Telecommunications)                      $283               $349,721
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting Group, 7.3s, 2006 (Advertising
& Broadcasting)                                                         $669               $722,520
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $6,300,752
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $73,528,484)                                              $80,668,552
-----------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 6.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 6.2%
-----------------------------------------------------------------------------------------------------
Utilities - Electric - 4.8%
-----------------------------------------------------------------------------------------------------
AES Trust III, 6.75s                                                 352,600            $11,054,010
-----------------------------------------------------------------------------------------------------
AES Trust VII, 6.00s                                                 134,500              4,875,625
-----------------------------------------------------------------------------------------------------
PPL Capital Funding Trust I, 7.75s                                    86,950              1,645,094
-----------------------------------------------------------------------------------------------------
TXU Corp., 8.75s                                                   1,105,030             33,128,799
-----------------------------------------------------------------------------------------------------
                                                                                        $50,703,528
-----------------------------------------------------------------------------------------------------
Utilities - Gas - 1.4%
-----------------------------------------------------------------------------------------------------
Keyspan Corp., 8.75s                                                 113,370             $5,753,528
-----------------------------------------------------------------------------------------------------
Sempra Energy, 8.5s                                                  345,600              9,020,160
-----------------------------------------------------------------------------------------------------
                                                                                        $14,773,688
-----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $69,532,226)                                                          $65,477,216
-----------------------------------------------------------------------------------------------------

Convertible Bonds - 1.3%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 1.3%
-----------------------------------------------------------------------------------------------------
Cable & Satellite - 1.3%
-----------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.75s, 2005                             $1,130               $483,075
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 4.875s, 2007                           13,350             13,283,250
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $15,997,292)                                  $13,766,325
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 11.4%
-----------------------------------------------------------------------------------------------------
                                                           SHARES/PRINCIPAL
ISSUER                                                           AMOUNT                   $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      89,648,044            $89,648,044
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. - Repurchase
Agreement, 1.36%                                                 $25,887,183            $25,887,183
-----------------------------------------------------------------------------------------------------
Goldman Sachs & Co. - Repurchase Agreement, 1.24%                  5,000,000              5,000,000
-----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                 $120,535,227
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.3%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 5/01/03                                          $4,954             $4,954,000
-----------------------------------------------------------------------------------------------------
General Electric Co., due 5/01/03                                     18,976             18,976,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $23,930,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,202,312,772)                                  $1,162,306,725
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.0)%                                               (105,340,938)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,056,965,787
-----------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Non-income producing security - in default.
##SEC Rule 144A restriction.

See notes to financial statements.

--------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)

--------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/03

ASSETS

Investments, at value, including $115,857,273 of
securities on loan (identified cost, $1,202,312,772)        $1,162,306,725
----------------------------------------------------------------------------------------------
Cash                                                                   897
----------------------------------------------------------------------------------------------
Receivable for investments sold                                 29,105,193
----------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,327,996
----------------------------------------------------------------------------------------------
Interest and dividends receivable                                3,909,650
----------------------------------------------------------------------------------------------
Other assets                                                         5,799
----------------------------------------------------------------------------------------------
Total assets                                                                    $1,196,656,260
----------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                           $1,129,171
----------------------------------------------------------------------------------------------
Payable for investments purchased                               15,890,255
----------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               1,873,627
----------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     120,535,227
----------------------------------------------------------------------------------------------
Payable to affiliates
----------------------------------------------------------------------------------------------
  Management fee                                                    17,368
----------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    3,175
----------------------------------------------------------------------------------------------
  Administrative fee                                                   505
----------------------------------------------------------------------------------------------
  Distribution and service fee                                      20,265
----------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             220,880
----------------------------------------------------------------------------------------------
Total liabilities                                                                 $139,690,473
----------------------------------------------------------------------------------------------
Net assets                                                                      $1,056,965,787
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $2,148,371,203
----------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (39,997,845)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                               (1,051,308,359)
----------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                             (99,212)
----------------------------------------------------------------------------------------------
Net assets                                                                    $1,056,965,787
----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                        150,815,750
----------------------------------------------------------------------------------------------

See notes to financial statements.

Class A shares

  Net assets                                                  $412,772,882
--------------------------------------------------------------------------------------------
  Shares outstanding                                            58,778,426
--------------------------------------------------------------------------------------------
  Net asset value per share                                                            $7.02
--------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$7.02)                                           $7.37
--------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $492,876,226
--------------------------------------------------------------------------------------------
  Shares outstanding                                            70,435,260
--------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $7.00
--------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $149,683,393
--------------------------------------------------------------------------------------------
  Shares outstanding                                            21,369,821
--------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $7.00
--------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $1,551,665
--------------------------------------------------------------------------------------------
  Shares outstanding                                               220,619
--------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                            $7.03
--------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $81,621
--------------------------------------------------------------------------------------------
  Shares outstanding                                                11,624
--------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                            $7.02
--------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 4/30/03

NET INVESTMENT INCOME (LOSS)

Income
--------------------------------------------------------------------------------------------
  Dividends                                                    $14,331,565
--------------------------------------------------------------------------------------------
  Interest                                                       3,644,983
--------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (249,549)
--------------------------------------------------------------------------------------------
Total investment income                                                          $17,726,999
--------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------
  Management fee                                                $3,015,219
--------------------------------------------------------------------------------------------
  Trustees' compensation                                            21,305
--------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  510,872
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           483,511
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         2,373,995
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           710,547
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                36
--------------------------------------------------------------------------------------------
  Administrative fee                                                57,966
--------------------------------------------------------------------------------------------
  Custodian fee                                                    230,254
--------------------------------------------------------------------------------------------
  Printing                                                          55,669
--------------------------------------------------------------------------------------------
  Postage                                                           85,561
--------------------------------------------------------------------------------------------
  Auditing fees                                                     17,995
--------------------------------------------------------------------------------------------
  Miscellaneous                                                    672,455
--------------------------------------------------------------------------------------------
Total expenses                                                  $8,235,385
--------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (23,113)
--------------------------------------------------------------------------------------------
Net expenses                                                                      $8,212,272
--------------------------------------------------------------------------------------------
Net investment income                                                             $9,514,727
--------------------------------------------------------------------------------------------

See notes to financial statements.


Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
--------------------------------------------------------------------------------------------
  Investment transactions                                     $(24,156,229)
--------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (91,351)
--------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                   $(24,247,580)
--------------------------------------------------------------------------------------------
Change in unrealized appreciation
--------------------------------------------------------------------------------------------
  Investments                                                 $164,068,731
--------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         3,043
--------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                     $164,071,774
--------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                $139,824,194
--------------------------------------------------------------------------------------------
Increase in net assets from operations                                          $149,338,921
--------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS                 YEAR
                                                                    ENDED                   ENDED
                                                                   4/30/03                10/31/02
                                                                 (UNAUDITED)

OPERATIONS

Net investment income                                                $9,514,727             $25,052,477
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                        (24,247,580)           (653,546,000)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         164,071,774             120,111,526
-------------------------------------------------------------------------------         ---------------
Increase (decrease) in net assets from operations                  $149,338,921           $(508,381,997)
-------------------------------------------------------------------------------         ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                                $(5,438,725)           $(12,210,698)
-------------------------------------------------------------------------------         ---------------
From net investment income (Class B)                                 (4,947,735)            (10,444,740)
-------------------------------------------------------------------------------         ---------------
From net investment income (Class C)                                 (1,481,900)             (3,326,331)
-------------------------------------------------------------------------------         ---------------
From net investment income (Class I)                                    (20,373)                (45,752)
-------------------------------------------------------------------------------         ---------------
From net investment income (Class R)                                       (122)                     --
-------------------------------------------------------------------------------         ---------------
Total distributions declared to shareholders                       $(11,888,855)           $(26,027,521)
-------------------------------------------------------------------------------         ---------------
Net decrease in net assets from fund share transactions            $(90,723,891)          $(504,257,523)
-------------------------------------------------------------------------------         ---------------
Total increase (decrease) in net assets                             $46,726,175         $(1,038,667,041)
-------------------------------------------------------------------------------         ---------------

NET ASSETS

At beginning of period                                           $1,010,239,612          $2,048,906,653
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $(99,212) and
undistributed net investment income of $2,274,916,
respectively)                                                    $1,056,965,787          $1,010,239,612
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------

The Financial Highlights provide per share amounts and certain ratios to summarize the effect of fund operations and any distributions to a shareholder of each share class.

                                     SIX MONTHS                                      YEAR ENDED 10/31
                                       ENDED            ----------------------------------------------------------------------
                                      4/30/03               2002            2001            2000          1999          1998
CLASS A                             (UNAUDITED)

Net asset value, beginning of
period                                $6.13             $8.68           $13.66          $12.23          $10.76          $10.39
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)             $0.08             $0.16            $0.21           $0.55           $0.21           $0.27
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  0.90             (2.55)           (3.70)           2.40            2.13            1.78
-------------------------------------------             -----            -----           -----           -----           -----
Total from investment
operations                            $0.98            $(2.39)          $(3.49)          $2.95           $2.34           $2.05
-------------------------------------------             -----            -----           -----           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.09)           $(0.16)          $(0.27)         $(0.42)         $(0.25)         $(0.27)
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                   --                --            (1.19)          (1.10)          (0.61)          (1.39)
-------------------------------------------             -----            -----           -----           -----           -----
 In excess of net investment
 income                                  --                --               --              --           (0.01)          (0.02)
-------------------------------------------             -----            -----           -----           -----           -----
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                --            (0.03)             --              --              --
-------------------------------------------             -----            -----           -----           -----           -----
 Total distributions declared
 to shareholders                     $(0.09)           $(0.16)          $(1.49)         $(1.52)         $(0.87)         $(1.68)
-------------------------------------------             -----            -----           -----           -----           -----
Net asset value, end
of period                             $7.02             $6.13            $8.68          $13.66          $12.23          $10.76
-------------------------------------------             -----            -----           -----           -----           -----
Total return (%)(+)                   16.11++          (27.78)          (27.72)          25.88           23.05           22.13
------------------------------------------------------------------------------------------------------------------------------

                                      SIX MONTHS                                      YEAR ENDED 10/31
                                        ENDED            ---------------------------------------------------------------------
                                       4/30/03               2002            2001           2000          1999          1998
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                             1.17+             1.11             1.03            0.98            1.05            1.05
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.35+             2.10             1.95            4.11            1.88            2.60
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   72                80              110             113             137             124
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $412,773          $382,712         $733,848        $899,682        $447,121        $324,098
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $--             $0.15            $0.21           $0.53           $0.20           $0.26
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               --              1.15             1.06            1.16            1.10            1.15
------------------------------------------------------------------------------------------------------------------------------
Net investment income                    --              2.06             1.92            3.93            1.83            2.50
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
       Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
+      Annualized.
++     Not annualized.
#      Per share data are based on average shares outstanding.
##     Ratios do not reflect reductions from fees paid indirectly.
(+)    Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                    SIX MONTHS                                       YEAR ENDED 10/31
                                      ENDED            ------------------------------------------------------------------------
                                     4/30/03               2002            2001            2000           1999          1998
CLASS B                            (UNAUDITED)

Net asset value, beginning
of period                           $6.11             $8.65           $13.62            $12.19          $10.73          $10.36
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)           $0.05             $0.10            $0.13             $0.45           $0.12           $0.19
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                0.91             (2.53)           (3.69)             2.40            2.12            1.79
-----------------------------------------            ------           ------             -----           -----           -----
Total from investment
operations                          $0.96            $(2.43)          $(3.56)            $2.85           $2.24           $1.98
-----------------------------------------            ------           ------             -----           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income        $(0.07)           $(0.11)          $(0.19)           $(0.32)         $(0.16)         $(0.20)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                 --                --            (1.19)            (1.10)          (0.61)          (1.39)
-----------------------------------------            ------           ------             -----           -----           -----
 In excess of net investment
 income                                --                --               --                --           (0.01)          (0.02)
-----------------------------------------            ------           ------             -----           -----           -----
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                          --                --            (0.03)               --              --              --
-----------------------------------------            ------           ------             -----           -----           -----
 Total distributions
 declared to shareholders          $(0.07)           $(0.11)          $(1.41)           $(1.42)         $(0.78)         $(1.61)
-----------------------------------------            ------           ------             -----           -----           -----
Net asset value, end
of period                           $7.00             $6.11            $8.65            $13.62          $12.19          $10.73
-----------------------------------------            ------           ------             -----           -----           -----
Total return (%)                    15.73++          (28.30)          (28.28)            25.04           22.11           21.27
-------------------------------------------------------------------------------------------------------------------------------

                                     SIX MONTHS                                      YEAR ENDED 10/31
                                       ENDED            -----------------------------------------------------------------------
                                      4/30/03               2002            2001           2000           1999          1998
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                           1.92+             1.86             1.78              1.73            1.80            1.80
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          1.60+             1.35             1.20              3.40            1.08            1.85
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72                80              110               113             137             124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $492,876          $481,361         $984,740        $1,279,547        $691,115        $361,439
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                 $--             $0.10            $0.13             $0.43           $0.11           $0.18
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             --              1.90             1.81              1.91            1.85            1.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                  --              1.31             1.17              3.22            1.03            1.75
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
+       Annualized.
++      Not annualized.
#       Per share data are based on average shares outstanding.
##      Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                     SIX MONTHS                                      YEAR ENDED 10/31
                                       ENDED            -----------------------------------------------------------------------
                                      4/30/03               2002            2001            2000          1999          1998
CLASS C                             (UNAUDITED)

Net asset value, beginning of
period                                $6.11             $8.66           $13.63          $12.21          $10.75          $10.37
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)             $0.05             $0.10            $0.13           $0.44           $0.12           $0.19
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  0.91             (2.54)           (3.69)           2.40            2.12            1.80
-------------------------------------------            ------           ------           -----           -----           -----
Total from investment
operations                            $0.96            $(2.44)          $(3.56)          $2.84           $2.24           $1.99
-------------------------------------------            ------           ------           -----           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.07)           $(0.11)          $(0.19)         $(0.32)         $(0.16)         $(0.20)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                   --                --            (1.19)          (1.10)          (0.61)          (1.39)
-------------------------------------------            ------           ------           -----           -----           -----
 In excess of net investment
 income                                  --                --               --              --           (0.01)          (0.02)
-------------------------------------------            ------           ------           -----           -----           -----
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                --            (0.03)             --              --              --
-------------------------------------------            ------           ------           -----           -----           -----
 Total distributions declared
 to shareholders                     $(0.07)           $(0.11)          $(1.41)         $(1.42)         $(0.78)         $(1.61)
-------------------------------------------            ------           ------           -----           -----           -----
Net asset value, end
of period                             $7.00             $6.11            $8.66          $13.63          $12.21          $10.75
-------------------------------------------            ------           ------           -----           -----           -----
Total return (%)                      15.73++          (28.38)          (28.26)          24.91           22.18           21.25
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED 10/31
                                      SIX MONTHS
                                        ENDED            ----------------------------------------------------------------------
                                       4/30/03               2002            2001           2000          1999          1998
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                             1.92+             1.86             1.78            1.73            1.81            1.80
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            1.60+             1.35             1.20            3.35            1.08            1.85
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   72                80              110             113             137             124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $149,683          $144,861         $327,715        $433,998        $211,924         $95,856
-------------------------------------------------------------------------------------------------------------------------------

   (S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $--             $0.10            $0.13           $0.42           $0.11           $0.18
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               --              1.90             1.81            1.91            1.86            1.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    --              1.31             1.17            3.17            1.03            1.75
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
+       Annualized.
++      Not annualized.
#       Per share data are based on average shares outstanding.
##      Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                               SIX MONTHS                                 YEAR ENDED 10/31
                                                 ENDED           --------------------------------------------------------------
                                                4/30/03             2002          2001          2000         1999        1998
CLASS I                                       (UNAUDITED)

Net asset value, beginning of period           $6.14            $8.69         $13.68        $12.25        $10.78        $10.39
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)                      $0.08            $0.18          $0.24         $0.57         $0.24         $0.30
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments and foreign currency            0.91            (2.55)         (3.71)         2.41          2.13          1.80
----------------------------------------------------           ------         ------         -----         -----         -----
Total from investment operations               $0.99           $(2.37)        $(3.47)        $2.98         $2.37         $2.10
----------------------------------------------------           ------         ------         -----         -----         -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                   $(0.10)          $(0.18)        $(0.30)       $(0.45)       $(0.28)       $(0.29)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments
 and foreign currency transactions                --               --          (1.19)        (1.10)        (0.61)        (1.39)
 In excess of net investment income               --               --             --            --         (0.01)        (0.03)
----------------------------------------------------           ------         ------         -----         -----         -----
 In excess of net realized gain on
 investments and foreign currency
 transactions                                     --               --          (0.03)           --            --            --
----------------------------------------------------           ------         ------         -----         -----         -----
 Total distributions declared to
 shareholders                                 $(0.10)          $(0.18)        $(1.52)       $(1.55)       $(0.90)       $(1.71)
----------------------------------------------------           ------         ------         -----         -----         -----
Net asset value, end
of period                                      $7.03            $6.14          $8.69        $13.68        $12.25        $10.78
----------------------------------------------------           ------         ------         -----         -----         -----
Total return (%)                               16.22++         (27.56)        (27.58)        26.14         23.44         22.52
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED 10/31
                                                 SIX MONTHS
                                                   ENDED           ------------------------------------------------------------
                                                  4/30/03             2002          2001         2000        1999        1998
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                       0.92+           0.86           0.78          0.73          0.80          0.80
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      2.60+           2.33           2.19          4.38          2.14          2.84
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             72              80            110           113           137           124
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)      $1,552          $1,306         $2,604        $4,155        $1,437        $1,145
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $--           $0.17          $0.24         $0.55         $0.23         $0.29
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                         --            0.90           0.81          0.91          0.85          0.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                              --            2.29           2.17          4.20          2.09          2.74
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
+       Annualized.
++      Not annualized.
#       Per share data are based on average shares outstanding.
##      Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                                                      PERIOD ENDED
                                                                                         4/30/03*
                                                                                        (UNAUDITED)
CLASS R

Net asset value, beginning of period                                                       $6.43
------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                                    $0.07
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.56
------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.63
------------------------------------------------------------------------------------------------
Less distributions declared to shareholders from net investment income                    $(0.04)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $7.02
------------------------------------------------------------------------------------------------
Total return (%)                                                                            9.77++
------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                                  1.42+
------------------------------------------------------------------------------------------------
Net investment income                                                                       2.10+
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                        72
------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                    $82
------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a non-diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values may have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the discretion of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $7,195 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $15,918 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                                   10/31/02           10/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                               $26,027,521       $214,388,480
--------------------------------------------------------------------------------
  Long-term capital gain                                 --         75,381,649
--------------------------------------------------------------------------------
Total distributions declared                    $26,027,521       $289,770,129
--------------------------------------------------------------------------------

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $2,940,334
---------------------------------------------------------------------------
Undistributed long-term capital gain                                  --
---------------------------------------------------------------------------
Capital loss carryforward                                 (1,012,228,610)
---------------------------------------------------------------------------
Unrealized loss                                             (218,883,694)
---------------------------------------------------------------------------
Other temporary differences                                     (683,512)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

            EXPIRATION DATE                               CARRYOVER

            October 31, 2009                           $338,848,523
            -------------------------------------------------------
            October 31, 2010                            673,398,181
            -------------------------------------------------------
            Total                                    $1,012,246,704
            -------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financials Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net decrease of $5,783 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $1,687 for inactive trustees for the six months ended April 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $29,101 for the six months ended April 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Distribution Fee                        0.10%      0.75%      0.75%      0.25%
--------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended April 30, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Service Fee Retained by MFD            $6,046     $1,748     $5,105      $  --
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2003 were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Total Distribution Plan                 0.25%      1.00%      1.00%      0.50%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2003 were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed         $1,807   $832,993     $8,749
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES        SALES

U.S. government securities                         $30,809,078  $38,079,360
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $674,536,28  $769,283,35
--------------------------------------------------------------------------------
                                                             2            7
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $1,210,204,734
--------------------------------------------------------------------------------
Gross unrealized depreciation                             $(106,394,352)
--------------------------------------------------------------------------------
Gross unrealized appreciation                                58,496,343
--------------------------------------------------------------------------------
Net unrealized depreciation                                $(47,898,009)
--------------------------------------------------------------------------------

(5) Shares of Beneficial Interest

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended                         Year ended
                                                4/30/03                               10/31/02
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES
Shares sold                         16,910,894         $109,115,935        18,791,841         $138,587,955
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          786,108            4,989,115         1,198,951            8,963,731
----------------------------------------------------------------------------------------------------------
Shares reacquired                  (21,359,744)        (136,933,390)      (42,124,512)        (302,327,009)
----------------------------------------------------------------------------------------------------------
Net decrease                        (3,662,742)        $(22,828,340)      (22,133,720)       $(154,775,323)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          2,601,239          $16,855,456         7,540,841          $58,339,831
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          743,401            4,696,448           986,495            7,355,083
----------------------------------------------------------------------------------------------------------
Shares reacquired                  (11,724,843)         (74,872,814)      (43,600,043)        (313,190,167)
----------------------------------------------------------------------------------------------------------
Net decrease                        (8,380,203)        $(53,320,910)      (35,072,707)       $(247,495,253)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          1,413,007           $9,200,242         3,594,427          $27,925,616
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          194,460            1,229,787           277,527            2,082,748
----------------------------------------------------------------------------------------------------------
Shares reacquired                   (3,932,779)         (25,139,668)      (18,040,479)        (131,327,020)
----------------------------------------------------------------------------------------------------------
Net decrease                        (2,325,312)        $(14,709,639)      (14,168,525)       $(101,318,656)
----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                             41,202            $272,1353             6,860             $276,610
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            3,198               20,333             4,633               34,743
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (36,509)            (233,275)         (128,419)            (979,644)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  7,891              $59,193           (86,926)           $(668,291)
----------------------------------------------------------------------------------------------------------

                                              Period ended
                                                4/30/03*
                                       SHARES             AMOUNT

CLASS R SHARES

Shares sold                             22,448             $146,480
-------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                3                   21
-------------------------------------------------------------------
Shares reacquired                      (10,827)             (70,696)
-------------------------------------------------------------------
Net increase                            11,624              $75,805
-------------------------------------------------------------------

* For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.

(6) Line of Credit

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $4,043 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no borrowings during the period.

(7) Change in Accounting Principle

As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $479,926 reduction in cost of securities and a corresponding $479,926 decrease in net unrealized depreciation, based on securities held by the fund on November 1, 2001.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                  Trustee
Massachusetts Financial Services          Private investor; Rockefeller
Company,                                  Financial Services, Inc. (investment
Chairman                                  advisers), Chairman and
                                          Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                     LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services          Trustee
Company,                                  Hemenway & Barnes (attorneys),
Chief Executive Officer and Director      Partner

KEVIN R. PARKE(2) (born 12/14/59)         WILLIAM J. POORVU (born 04/10/35)
Trustee                                   Trustee
Massachusetts Financial Services          Private investor; Harvard University
Company,                                  Graduate School of Business
President, Chief Investment Officer, and  Administration, Class of 1961
Director                                  Adjunct Professor in
                                          Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                      CBL & Associates Properties, Inc.
                                          (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37)    Director
Trustee
Brigham and Women's Hospital, Chief of    J. DALE SHERRATT (born 09/23/38)
Cardiac Surgery; Harvard Medical School,  Trustee
Professor of Surgery                      Insight Resources, Inc. (acquisition
                                          planning specialists), President;
WILLIAM R. GUTOW (born 09/27/41)          Wellfleet Investments (investor in
Trustee                                   health care companies), Managing
Private investor and real estate          General Partner (since 1993);
consultant;                               Cambridge Nutraceuticals
Capitol Entertainment Management Company  (professional nutritional products),
(video franchise), Vice Chairman          Chief Executive Officer (until May
                                          2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                   ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation     Trustee
(energy related services), Director;      Independent health care industry
Eastern Enterprises (diversified          consultant
services company), Chairman, Trustee and
Chief Executive Officer (until November   WARD SMITH (born 09/13/30)
2000)                                     Trustee
                                          Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)         ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                  Assistant Treasurer
Massachusetts Financial Services          Massachusetts Financial Services
Company, Chairman                         Company, Vice President (since
                                          August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)            Senior Vice President (prior to
Trustee and President                     August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and      RICHARD M. HISEY (born 08/29/58)
Director                                  Treasurer
                                          Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59)   Company, Senior Vice President
Assistant Secretary and Assistant Clerk   (since July 2002); The Bank of New
Massachusetts Financial Services          York, Senior Vice President
Company, Senior Vice President and        (September 2000 to July 2002);
Associate General Counsel                 Lexington Global Asset Managers,
                                          Inc., Executive Vice President and
STEPHEN E. CAVAN (born 11/06/53)          Chief Financial Officer,
Secretary and Clerk                       General Manager, Mutual Funds (prior
Massachusetts Financial Services          to September 2000)
Company, Senior Vice President, General
Counsel and Secretary
                                          ELLEN MOYNIHAN (born 11/13/57)
STEPHANIE A. DESISTO (born 10/1/53)       Assistant Treasurer
Assistant Treasurer                       Massachusetts Financial Services
Massachusetts Financial Services          Company,
Company, Vice President (since April      Vice President
2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to   JAMES O. YOST (born 06/12/60)
April 2003); ING Groep N.V./Aeltus        Assistant Treasurer
Investment Management, Senior Vice        Massachusetts Financial Services
President (prior to November 2002)        Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------

INVESTMENT ADVISER                        CUSTODIANS
Massachusetts Financial Services Company  State Street Bank and Trust Company
500 Boylston Street, Boston, MA           225 Franklin Street, Boston, MA
02116-3741                                02110

DISTRIBUTOR                               JP Morgan Chase Bank
MFS Fund Distributors, Inc.               One Chase Manhattan Plaza
500 Boylston Street, Boston, MA           New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Maura Shaughnessy(1)


(1)MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
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YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

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CONTACT INFORMATION
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INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
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Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
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Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[MFS LOGO]
500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116

                                                                MMU-SEM-6/03 91M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

         [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
         Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      MFS SERIES TRUST VI
            -------------------------------------------------------------------


By (Signature and Title)*   /s/ JOHN W. BALLEN
                            ---------------------------------------------------
                                John W. Ballen, President


Date:  June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ JOHN W. BALLEN
                            ----------------------------------------------------
                                John W. Ballen, President
                                (Principal Executive Officer)


Date:  June 23, 2003

By (Signature and Title)*   /s/  RICHARD M. HISEY
                                 -----------------------------------------------
                                 Richard M. Hisey, Treasurer
                                 (Principal Financial Officer and
                                  Accounting Officer)

Date:  June 23, 2003

* Print name and title of each signing officer under his or her signature.